DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Argentina - 0.0%
Globant SA*
(Cost $17,019)	175	$31,077

Australia - 4.3%
Afterpay Ltd.*	992	66,902
AGL Energy Ltd.	3,011	32,867
AMP Ltd.*	15,220	17,175
Ampol Ltd.	658	12,628
APA Group(a)	5,534	42,571
Aristocrat Leisure Ltd.	2,618	54,780
ASX Ltd.	984	63,387
Aurizon Holdings Ltd.	5,819	18,669
AusNet Services	8,855	11,919
Australia & New Zealand Banking Group Ltd.	12,849	173,236
BHP Group Ltd.	13,699	383,031
BHP Group PLC	9,564	218,976
BlueScope Steel Ltd.	2,775	25,973
Brambles Ltd.	7,802	63,816
Coca-Cola Amatil Ltd.	2,870	19,263
Cochlear Ltd.	290	41,099
Coles Group Ltd.	6,509	85,117
Commonwealth Bank of Australia	7,970	401,369
Computershare Ltd.	2,180	21,368
Crown Resorts Ltd.	1,952	12,972
CSL Ltd.	2,042	430,753
Dexus REIT	4,850	31,586
Evolution Mining Ltd.	3,939	16,124
Fortescue Metals Group Ltd.	7,999	102,772
Goodman Group REIT	7,298	98,556
GPT Group REIT	8,992	25,401
Insurance Australia Group Ltd.	11,697	41,151
Lendlease Corp. Ltd.(a)	2,841	24,348
Macquarie Group Ltd.	1,580	148,812
Magellan Financial Group Ltd.	595	26,001
Medibank Pvt Ltd.	12,694	25,559
Mirvac Group REIT	18,514	28,812
National Australia Bank Ltd.	15,604	206,352
Newcrest Mining Ltd.	3,640	85,802
Northern Star Resources Ltd.	3,560	35,840
Oil Search Ltd.	8,622	20,794
Orica Ltd.	1,799	23,061
Origin Energy Ltd.	8,773	36,235
Qantas Airways Ltd.	3,475	10,098
QBE Insurance Group Ltd.	6,783	53,080
Ramsay Health Care Ltd.	873	41,891
REA Group Ltd.	258	21,725
Santos Ltd.	8,728	36,500
Scentre Group REIT	25,965	43,280
SEEK Ltd.	1,584	24,148
Sonic Healthcare Ltd.	1,982	46,851
South32 Ltd.	24,059	37,264
Stockland REIT	11,621	33,941
Suncorp Group Ltd.	3,816	26,175
Sydney Airport(a)	5,314	22,419
Tabcorp Holdings Ltd.	10,020	26,753
Telstra Corp. Ltd.	19,842	42,294
TPG Telecom Ltd.*	1,722	10,453
Transurban Group(a)	12,820	127,270
Treasury Wine Estates Ltd.	3,670	25,038
Vicinity Centres REIT	6,552	6,983
Washington H Soul Pattinson & Co. Ltd.	1,020	15,746
Wesfarmers Ltd.	5,390	188,911
Westpac Banking Corp.	17,626	228,021
WiseTech Global Ltd.(b)	786	16,336
Woodside Petroleum Ltd.	4,490	64,841
Woolworths Group Ltd.	5,715	168,056

(Cost $4,584,991)		4,493,151

Austria - 0.1%
ANDRITZ AG	390	13,050
Erste Group Bank AG*	1,450	35,265
OMV AG*	724	23,552
Raiffeisen Bank International AG*	727	13,014
Verbund AG	52	2,792
voestalpine AG	446	11,076

(Cost $143,588)		98,749

Belgium - 0.6%
Ageas SA/NV	670	28,144
Anheuser-Busch InBev SA/NV	3,554	206,990
Colruyt SA	41	2,593
Elia Group SA/NV	227	24,407
Galapagos NV*	207	28,136
Groupe Bruxelles Lambert SA	507	46,938
KBC Group NV	1,124	64,518
Proximus SADP	745	14,749
Sofina SA	109	32,714
Solvay SA	360	31,207
Telenet Group Holding NV	102	3,966
UCB SA	525	62,350
Umicore SA	911	41,844

(Cost $760,934)		588,556

Brazil - 1.0%
Ambev SA	22,204	49,892
Atacadao SA	1,728	6,166
B2W Cia Digital*	906	18,537
B3 SA - Brasil Bolsa Balcao	10,045	107,812
Banco Bradesco SA	6,232	21,647
Banco BTG Pactual SA	1,039	15,235
Banco do Brasil SA	3,868	23,052
Banco Santander Brasil SA	3,087	15,935
BB Seguridade Participacoes SA	3,626	17,460

BRF SA*	2,728	9,755
CCR SA	5,921	14,407
Cia Brasileira de Distribuicao	602	6,979
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	15,375
Cia Siderurgica Nacional SA	2,953	8,198
Cogna Educacao	4,852	5,048
Cosan SA	700	10,637
CPFL Energia SA	2,808	14,731
Energisa SA	1,284	10,183
Engie Brasil Energia SA	1,304	10,147
Equatorial Energia SA	5,055	21,406
Hapvida Participacoes e Investimentos SA, 144A	1,049	12,394
Hypera SA	1,860	10,745
IRB Brasil Resseguros S/A	10,828	14,092
JBS SA	5,404	22,135
Klabin SA	2,672	12,534
Localiza Rent a Car SA	3,521	30,997
Lojas Renner SA	3,856	30,596
Magazine Luiza SA	3,437	58,483
Multiplan Empreendimentos Imobiliarios SA	1,318	5,009
Natura & Co. Holding SA	3,166	28,513
Notre Dame Intermedica Participacoes SA	2,268	30,676
Petrobras Distribuidora SA	3,362	13,096
Petroleo Brasileiro SA	13,539	55,159
Porto Seguro SA	761	7,343
Raia Drogasil SA	1,249	24,576
Rumo SA*	6,226	25,684
Sul America SA	1,633	12,871
Suzano SA*	2,344	21,478
TIM Participacoes SA	3,349	8,754
Ultrapar Participacoes SA	3,444	12,221
Vale SA	15,960	173,860
Via Varejo S/A*	5,590	20,917
WEG SA	3,662	43,194

(Cost $911,469)		1,077,929

Canada - 6.5%
Agnico Eagle Mines Ltd.	1,138	93,825
Air Canada*	1,208	16,300
Algonquin Power & Utilities Corp.	2,552	35,374
Alimentation Couche-Tard, Inc., Class B	4,202	137,140
AltaGas Ltd.	1,821	23,552
Atco Ltd., Class I	367	11,181
B2Gold Corp.	4,952	33,258
Bank of Montreal	2,858	181,382
Bank of Nova Scotia	5,671	245,083
Barrick Gold Corp.	7,990	236,695
BCE, Inc.	709	30,472
BlackBerry Ltd.*	3,250	16,943
Brookfield Asset Management, Inc., Class A	6,144	207,351
CAE, Inc.	362	5,739
Cameco Corp.	1,654	19,160
Canadian Apartment Properties REIT	511	17,629
Canadian Imperial Bank of Commerce	2,100	166,731
Canadian National Railway Co.	3,254	341,928
Canadian Natural Resources Ltd.	5,066	99,895
Canadian Pacific Railway Ltd.	619	183,130
Canadian Tire Corp. Ltd., Class A	235	24,584
Canadian Utilities Ltd., Class A	642	16,115
Canopy Growth Corp.*(b)	955	15,749
CCL Industries, Inc., Class B	736	27,203
Cenovus Energy, Inc.	3,603	17,016
CGI, Inc.*	1,173	82,394
Constellation Software, Inc.	95	109,977
Cronos Group, Inc.*	2,786	15,443
Dollarama, Inc.	1,524	59,495
Emera, Inc.	1,146	46,785
Empire Co. Ltd., Class A	834	21,708
Enbridge, Inc.	9,163	293,151
Fairfax Financial Holdings Ltd.	126	38,842
First Capital Real Estate Investment Trust REIT	1,403	14,715
First Quantum Minerals Ltd.	3,223	31,900
Fortis, Inc.	2,178	87,113
Franco-Nevada Corp.	835	125,581
George Weston Ltd.	160	11,559
Gildan Activewear, Inc.	1,098	21,289
Great-West Lifeco, Inc.	1,460	29,785
Hydro One Ltd., 144A	1,756	36,349
iA Financial Corp., Inc.	519	18,681
IGM Financial, Inc.	535	13,056
Imperial Oil Ltd.(b)	1,350	22,263
Intact Financial Corp.	681	72,942
Inter Pipeline Ltd.	1,732	18,285
Keyera Corp.	1,056	19,285
Kinross Gold Corp.*	4,985	44,257
Kirkland Lake Gold Ltd.	1,198	63,833
Loblaw Cos. Ltd.	660	34,109
Lundin Mining Corp.	3,227	20,213
Magna International, Inc.	1,242	60,484
Manulife Financial Corp.	9,299	137,166
Metro, Inc.	1,275	57,594
National Bank of Canada	1,544	84,874
Nutrien Ltd.	2,715	100,557
Onex Corp.	377	18,304
Open Text Corp.	1,207	54,745
Pan American Silver Corp.	1,000	36,102
Parkland Corp.	701	19,869
Pembina Pipeline Corp.	2,564	63,493
Power Corp. of Canada	2,733	54,562
Quebecor, Inc., Class B	818	20,281

Restaurant Brands International, Inc.	1,491	80,783
Ritchie Bros Auctioneers, Inc.	527	30,836
Rogers Communications, Inc., Class B	1,448	60,236
Royal Bank of Canada	6,611	503,447
Saputo, Inc.	1,041	25,970
Shaw Communications, Inc., Class B	2,515	47,028
Shopify, Inc., Class A*	494	527,662
Sun Life Financial, Inc.	2,927	122,165
Suncor Energy, Inc.	6,842	109,789
TC Energy Corp.	4,204	196,575
Teck Resources Ltd., Class B	2,484	28,642
TELUS Corp.	1,151	21,196
Thomson Reuters Corp.	773	59,091
TMX Group Ltd.	269	28,279
Toronto-Dominion Bank	8,316	414,860
Wheaton Precious Metals Corp.	2,207	117,867
WSP Global, Inc.	694	47,083
Yamana Gold, Inc.	4,548	28,173

(Cost $5,982,578)		6,714,158

Chile - 0.2%
Antofagasta PLC	2,029	29,130
Banco de Chile	204,374	17,084
Banco de Credito e Inversiones SA	196	6,176
Banco Santander Chile	312,455	12,016
Cencosud SA	8,433	12,473
Colbun SA	92,580	14,289
Empresa Nacional de Telecomunicaciones SA	868	5,254
Empresas CMPC SA	8,312	17,266
Empresas COPEC SA	95	697
Enel Americas SA	180,795	26,014
Enel Chile SA	123,794	9,521
Falabella SA	2,985	9,406

(Cost $203,514)		159,326

China - 11.4%
360 Security Technology, Inc., Class A	3,700	10,090
3SBio, Inc., 144A*	10,500	12,329
51job, Inc., ADR*(b)	114	7,472
58.com, Inc., ADR*	523	28,953
AAC Technologies Holdings, Inc.	3,908	24,658
Accelink Technologies Co. Ltd., Class A	2,700	12,936
AECC Aviation Power Co. Ltd., Class A	2,500	16,291
Agile Group Holdings Ltd.	7,957	10,986
Agricultural Bank of China Ltd., Class A	19,900	9,325
Agricultural Bank of China Ltd., Class H	129,830	43,387
Aier Eye Hospital Group Co. Ltd., Class A	930	7,056
Air China Ltd., Class H	10,875	7,493
Airtac International Group	118	2,618
AK Medical Holdings Ltd., 144A	4,000	10,229
Alibaba Group Holding Ltd., ADR*	8,678	2,490,846
A-Living Services Co. Ltd., Class H, 144A	1,756	9,063
Aluminum Corp. of China Ltd., Class H*	20,450	5,013
Anhui Conch Cement Co. Ltd., Class A	1,200	10,670
Anhui Conch Cement Co. Ltd., Class H	5,759	41,761
Anhui Gujing Distillery Co. Ltd., Class B	1,300	16,505
ANTA Sports Products Ltd.	5,071	50,087
Autohome, Inc., ADR	312	25,035
AVIC Shenyang Aircraft Co. Ltd., Class A	1,900	16,378
AviChina Industry & Technology Co. Ltd., Class H	24,000	14,988
BAIC BluePark New Energy Technology Co. Ltd., Class A*	100	94
BAIC Motor Corp. Ltd., Class H, 144A	10,311	4,936
Baidu, Inc., ADR*	1,213	151,103
Bank of Beijing Co. Ltd., Class A	11,100	7,891
Bank of China Ltd., Class A	16,800	8,044
Bank of China Ltd., Class H	347,538	113,900
Bank of Communications Co. Ltd., Class A	13,200	9,114
Bank of Communications Co. Ltd., Class H	56,830	29,698
Bank of Jiangsu Co. Ltd., Class A	10,000	9,372
Bank of Ningbo Co. Ltd., Class A	1,900	9,846
Bank of Shanghai Co. Ltd., Class A	5,590	6,871
Baozun, Inc., ADR*(b)	178	7,376
BeiGene Ltd., ADR*	160	38,651
Beijing Capital International Airport Co. Ltd., Class H	7,123	5,037
BEST, Inc., ADR*(b)	2,592	10,368
BGI Genomics Co. Ltd., Class A	500	10,693
Bilibili, Inc., ADR*	471	22,255
BOE Technology Group Co. Ltd., Class A	15,500	12,445
BYD Co. Ltd., Class A	900	11,167
BYD Co. Ltd., Class H	2,942	29,229
BYD Electronic International Co. Ltd.(b)	3,177	13,466
CanSino Biologics, Inc., Class H, 144A*(b)	200	4,240
CGN Power Co. Ltd., Class H, 144A	51,498	11,163
Changchun High & New Technology Industry Group, Inc., Class A	200	13,652
China Aoyuan Group Ltd.	5,569	6,424
China Cinda Asset Management Co. Ltd., Class H	59,929	11,444
China CITIC Bank Corp. Ltd., Class H	44,211	18,483
China Communications Construction Co. Ltd., Class H	24,316	13,648
China Communications Services Corp. Ltd., Class H	15,597	10,243
China Conch Venture Holdings Ltd.	7,670	33,252
China Construction Bank Corp., Class H	446,272	316,125
China East Education Holdings Ltd., 144A	2,936	6,486
China Eastern Airlines Corp. Ltd., Class H	6,242	2,577
China Everbright Bank Co. Ltd., Class A	14,000	7,848
China Everbright Bank Co. Ltd., Class H	14,787	5,304
China Evergrande Group(b)	8,267	19,307
China Feihe Ltd., 144A	2,000	4,052

China Fortune Land Development Co. Ltd., Class A	6,620	16,235
China Galaxy Securities Co. Ltd., Class A	7,900	15,626
China Galaxy Securities Co. Ltd., Class H	12,246	7,379
China Hongqiao Group Ltd.	8,230	5,310
China Huarong Asset Management Co. Ltd., Class H, 144A	130,000	14,929
China International Capital Corp. Ltd., Class H, 144A*(b)	5,058	12,021
China Lesso Group Holdings Ltd.	6,000	11,195
China Life Insurance Co. Ltd., Class A	700	4,463
China Life Insurance Co. Ltd., Class H	33,959	82,726
China Literature Ltd., 144A*(b)	2,240	13,917
China Medical System Holdings Ltd.	11,000	12,419
China Merchants Bank Co. Ltd., Class A	7,700	42,365
China Merchants Bank Co. Ltd., Class H	16,256	77,607
China Merchants Securities Co. Ltd., Class A*	5,000	15,729
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	4,388
China Minsheng Banking Corp. Ltd., Class A	13,500	10,938
China Minsheng Banking Corp. Ltd., Class H	31,656	19,279
China Molybdenum Co. Ltd., Class H	16,711	6,792
China National Building Material Co. Ltd., Class H	27,008	37,985
China National Medicines Corp. Ltd., Class A	1,500	9,816
China National Nuclear Power Co. Ltd., Class A	12,600	8,571
China Oilfield Services Ltd., Class H	12,051	9,470
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,199
China Pacific Insurance Group Co. Ltd., Class H	12,485	34,715
China Petroleum & Chemical Corp., Class A	9,200	5,412
China Petroleum & Chemical Corp., Class H	112,778	52,095
China Railway Construction Corp. Ltd., Class H	10,726	8,248
China Railway Group Ltd., Class A	15,300	12,508
China Railway Group Ltd., Class H	20,256	10,402
China Reinsurance Group Corp., Class H	137,000	14,672
China Resources Pharmaceutical Group Ltd., 144A	4,000	2,266
China Shenhua Energy Co. Ltd., Class H	17,522	29,255
China Shipbuilding Industry Co. Ltd., Class A*	8,500	6,018
China Southern Airlines Co. Ltd., Class H*	8,335	4,399
China State Construction Engineering Corp. Ltd., Class A	9,600	7,203
China Telecom Corp. Ltd., Class H	67,387	22,085
China Tourism Group Duty Free Corp. Ltd., Class A	800	24,291
China Tower Corp. Ltd., Class H, 144A	205,979	39,334
China United Network Communications Ltd., Class A	9,100	6,894
China Vanke Co. Ltd., Class A	2,000	7,962
China Vanke Co. Ltd., Class H	5,901	18,350
China Yangtze Power Co. Ltd., Class A	6,700	18,877
China Yuhua Education Corp. Ltd., 144A	12,000	11,504
CIFI Holdings Group Co. Ltd.	13,094	11,151
CITIC Ltd.	29,106	26,552
CITIC Securities Co. Ltd., Class A	2,700	12,534
CITIC Securities Co. Ltd., Class H	8,598	20,657
CNOOC Ltd.	84,901	96,620
Contemporary Amperex Technology Co. Ltd., Class A	587	17,682
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	10,800	11,998
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,200	12,865
Country Garden Holdings Co. Ltd.	37,618	46,645
Country Garden Services Holdings Co. Ltd.	6,460	45,052
CRRC Corp. Ltd., Class A	9,800	8,383
CRRC Corp. Ltd., Class H	24,010	10,843
CSC Financial Co. Ltd., Class A	2,100	16,024
CSPC Pharmaceutical Group Ltd.	23,802	52,885
Dali Foods Group Co. Ltd., 144A	17,259	10,578
Daqin Railway Co. Ltd., Class A	10,400	10,050
Dongfeng Motor Group Co. Ltd., Class H	13,883	9,637
East Money Information Co. Ltd., Class A	3,200	12,220
ENN Energy Holdings Ltd.	4,187	46,461
Eve Energy Co. Ltd., Class A	1,600	11,447
Everbright Securities Co. Ltd., Class A	4,900	15,679
Focus Media Information Technology Co. Ltd., Class A	3,200	3,522
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	16,046
Fosun International Ltd.	845	941
Foxconn Industrial Internet Co. Ltd., Class A	4,600	9,898
Fuyao Glass Industry Group Co. Ltd., Class A	3,700	15,653
GCL System Integration Technology Co. Ltd., Class A*	12,400	7,802
GDS Holdings Ltd., ADR*(b)	334	27,034
Genscript Biotech Corp.*	4,043	7,815
GF Securities Co. Ltd., Class A	6,800	16,051
Gigadevice Semiconductor Beijing, Inc., Class A	120	3,495
GoerTek, Inc., Class A	2,400	14,396
GOME Retail Holdings Ltd.*	51,000	7,304
Great Wall Motor Co. Ltd., Class H	20,447	22,188
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,300	10,343
Greentown Service Group Co. Ltd.	4,808	6,464
GSX Techedu, Inc., ADR*(b)	368	31,427

Guangzhou Automobile Group Co. Ltd., Class H	14,124	12,137
Guangzhou R&F Properties Co. Ltd., Class H	12,000	15,267
Guotai Junan Securities Co. Ltd., Class A	3,900	11,011
Haidilao International Holding Ltd., 144A	3,000	19,354
Haier Smart Home Co. Ltd., Class A	1,100	3,581
Haitian International Holdings Ltd.	4,920	11,909
Haitong Securities Co. Ltd., Class H*	15,568	14,141
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,000	16,388
Hansoh Pharmaceutical Group Co. Ltd., 144A*	6,000	28,451
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	10,197
Hengan International Group Co. Ltd.	3,294	25,969
Hua Hong Semiconductor Ltd., 144A*(b)	2,953	10,669
Hualan Biological Engineering, Inc., Class A	1,900	15,976
Huaneng Power International, Inc., Class A	3,500	2,815
Huatai Securities Co. Ltd., Class A	1,700	5,313
Huatai Securities Co. Ltd., Class H, 144A	7,057	12,384
Huaxia Bank Co. Ltd., Class A	9,400	8,823
Huazhu Group Ltd., ADR(b)	643	28,761
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	100	353
HUYA, Inc., ADR*	127	3,647
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,137
Industrial & Commercial Bank of China Ltd., Class H	286,193	160,264
Industrial Bank Co. Ltd., Class A	5,000	11,795
Industrial Securities Co. Ltd., Class A	1,500	1,800
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	5,520
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	11,900	16,260
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	9,184
Innovent Biologics, Inc., 144A*	3,668	24,445
iQIYI, Inc., ADR*(b)	799	17,298
JD.com, Inc., ADR*	4,092	321,795
Jiangsu Expressway Co. Ltd., Class H	9,726	9,738
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,000	27,698
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	900	18,537
Jiangxi Zhengbang Technology Co. Ltd., Class A	4,300	15,599
JOYY, Inc., ADR*	238	20,335
KE Holdings, Inc., ADR*	372	19,080
Kingdee International Software Group Co. Ltd.*	12,539	31,970
Kingsoft Corp. Ltd.	4,532	24,268
Koolearn Technology Holding Ltd., 144A*(b)	500	2,394
Kweichow Moutai Co. Ltd., Class A	400	104,317
KWG Group Holdings Ltd.*	5,818	11,065
Legend Holdings Corp., Class H, 144A	3,532	5,204
Lenovo Group Ltd.	33,343	22,286
Lens Technology Co. Ltd., Class A	2,800	14,110
Li Ning Co. Ltd.	8,871	37,543
Lingyi iTech Guangdong Co., Class A*	6,500	11,348
Logan Group Co. Ltd.	9,750	18,166
Longfor Group Holdings Ltd., 144A	8,188	43,369
LONGi Green Energy Technology Co. Ltd., Class A	1,500	13,856
Luxshare Precision Industry Co. Ltd., Class A	2,349	18,860
Luzhou Laojiao Co. Ltd., Class A	800	17,459
Maanshan Iron & Steel Co. Ltd., Class A	26,500	10,870
Mango Excellent Media Co. Ltd., Class A	1,200	12,437
Meituan Dianping, Class B*	16,335	538,725
Metallurgical Corp. of China Ltd., Class A	21,100	8,686
Microport Scientific Corp.	4,000	18,193
Momo, Inc., ADR	116	2,366
Muyuan Foodstuff Co. Ltd., Class A	10	128
Nanjing Securities Co. Ltd., Class A	4,800	10,356
NetEase, Inc., ADR	390	190,012
New China Life Insurance Co. Ltd., Class H	4,671	18,653
New Hope Liuhe Co. Ltd., Class A	1,400	7,766
New Oriental Education & Technology Group, Inc., ADR*	734	107,626
Ninestar Corp., Class A	548	2,922
NIO, Inc., ADR*(b)	4,209	80,097
OFILM Group Co. Ltd., Class A	103	284
Orient Securities Co. Ltd., Class A	1,600	2,758
People’s Insurance Co. Group of China Ltd., Class H	33,693	10,999
PetroChina Co. Ltd., Class A	7,700	4,980
PetroChina Co. Ltd., Class H	94,253	32,592
PICC Property & Casualty Co. Ltd., Class H	37,275	28,809
Pinduoduo, Inc., ADR*	1,221	108,596
Ping An Bank Co. Ltd., Class A	3,800	8,365
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	1,516	22,104
Ping An Insurance Group Co. of China Ltd., Class A	3,900	43,621
Ping An Insurance Group Co. of China Ltd., Class H	26,300	280,130
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	7,991
Poly Property Services Co. Ltd.	1,400	12,256
Postal Savings Bank of China Co. Ltd., Class H, 144A	60,441	28,621
Power Construction Corp. of China Ltd., Class A	14,500	8,615

Qingdao Rural Commercial Bank Corp., Class A	1,600	1,247
SAIC Motor Corp. Ltd., Class A	2,000	5,448
Sanan Optoelectronics Co. Ltd., Class A	1,800	7,131
Sany Heavy Industry Co. Ltd., Class A	3,600	11,635
Seazen Group Ltd.*	10,549	9,569
Semiconductor Manufacturing International Corp.*	14,689	47,193
SF Holding Co. Ltd., Class A	1,000	12,423
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,629	20,152
Shanghai Electric Group Co. Ltd., Class H*	14,557	4,283
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,305	13,966
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,377
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	5,000	16,204
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	14,065
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,400	10,964
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	9,798
Shenzhen Goodix Technology Co. Ltd., Class A	400	10,449
Shenzhen Kangtai Biological Products Co. Ltd., Class A	600	17,342
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	100	293
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	300	14,997
Shenzhou International Group Holdings Ltd.	3,650	58,869
Silergy Corp.	319	20,276
SINA Corp.*	383	15,582
Sino-Ocean Group Holding Ltd.	13,001	3,003
Sinopec Engineering Group Co. Ltd., Class H	7,834	3,477
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	3,348
Sinopharm Group Co. Ltd., Class H	6,046	14,885
Sinotruk Hong Kong Ltd.	3,686	9,583
SOHO China Ltd.*	10,116	3,120
Sunac China Holdings Ltd.	13,683	57,555
Sunny Optical Technology Group Co. Ltd.	3,097	45,914
TAL Education Group, ADR*	1,817	134,113
TCL Technology Group Corp., Class A	1,164	1,203
Tencent Holdings Ltd.	26,529	1,815,906
Tencent Music Entertainment Group, ADR*	2,478	38,731
Tianma Microelectronics Co. Ltd., Class A	1,000	2,398
Tingyi Cayman Islands Holding Corp.	10,741	20,179
Tongcheng-Elong Holdings Ltd.*	4,000	7,845
Tongwei Co. Ltd., Class A	3,700	13,179
Topsports International Holdings Ltd., 144A	7,213	8,925
TravelSky Technology Ltd., Class H	4,761	9,903
Trip.com Group Ltd., ADR*	2,295	69,401
Tsingtao Brewery Co. Ltd., Class H	1,980	18,037
Tunghsu Optoelectronic Technology Co. Ltd., Class A*	31,600	14,485
Unigroup Guoxin Microelectronics Co. Ltd., Class A	900	16,462
Uni-President China Holdings Ltd.	11,236	10,235
Unisplendour Corp. Ltd., Class A	2,380	11,396
Vipshop Holdings Ltd., ADR*	2,121	35,018
Walvax Biotechnology Co. Ltd., Class A*	1,700	15,758
Wanhua Chemical Group Co. Ltd., Class A	2,276	24,351
Want Want China Holdings Ltd.	28,231	19,379
Weichai Power Co. Ltd., Class A	6,800	14,711
Weichai Power Co. Ltd., Class H	4,417	8,925
Wens Foodstuffs Group Co. Ltd., Class A	1,440	5,188
Will Semiconductor Ltd., Class A	400	9,800
Wingtech Technology Co. Ltd., Class A	200	4,031
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,400	15,972
Wuliangye Yibin Co. Ltd., Class A	1,100	38,538
WuXi AppTec Co. Ltd., Class A	492	7,894
WuXi AppTec Co. Ltd., Class H, 144A(b)	984	14,576
Wuxi Biologics Cayman, Inc., 144A*	4,142	107,636
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	570	3,739
Xiaomi Corp., Class B, 144A*	48,280	146,394
Xinyi Solar Holdings Ltd.	15,651	19,770
Yangzijiang Shipbuilding Holdings Ltd.	10,900	7,331
Yanzhou Coal Mining Co. Ltd., Class A	700	948
Yihai International Holding Ltd.*	2,150	33,789
Yonyou Network Technology Co. Ltd., Class A	1,700	10,401
Yum China Holdings, Inc.	1,840	106,186
Yunnan Baiyao Group Co. Ltd., Class A	900	15,202
Zai Lab Ltd., ADR*(b)	276	21,906
Zhaojin Mining Industry Co. Ltd., Class H	8,500	9,520
Zhejiang Dahua Technology Co. Ltd., Class A	4,400	14,683
Zhejiang Expressway Co. Ltd., Class H	6,370	4,299
Zhenro Properties Group Ltd.(b)	18,000	10,521
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,200	14,491
Zhongjin Gold Corp. Ltd., Class A	9,000	14,321
Zhongsheng Group Holdings Ltd.	2,526	15,775
Zijin Mining Group Co. Ltd., Class H	29,355	20,037
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	3,260	3,264
ZTE Corp., Class A	1,512	8,608
ZTE Corp., Class H	3,812	11,091

ZTO Express Cayman, Inc., ADR	1,793	60,119

(Cost $8,526,494)		11,834,286

Colombia - 0.0%
Ecopetrol SA	23,874	13,976
Grupo de Inversiones Suramericana SA	2,659	14,926
Interconexion Electrica SA ESP	1,750	9,796

(Cost $33,793)		38,698

Cyprus - 0.0%
Polymetal International PLC
(Cost $11,761)	1,061	28,333

Czech Republic - 0.0%
CEZ AS	4	83
Komercni banka AS*	498	11,991

(Cost $9,594)		12,074

Denmark - 1.6%
A.P. Moller - Maersk A/S, Class A	16	22,778
A.P. Moller - Maersk A/S, Class B	32	49,065
Ambu A/S, Class B	779	22,904
Carlsberg A/S, Class B	532	74,764
Chr Hansen Holding A/S	528	60,624
Coloplast A/S, Class B	507	86,035
Danske Bank A/S*	2,775	42,949
Demant A/S*	540	16,119
DSV PANALPINA A/S	900	140,736
Genmab A/S*	314	118,600
GN Store Nord A/S	612	44,338
H Lundbeck A/S	332	10,900
Novo Nordisk A/S, Class B	7,994	529,482
Novozymes A/S, Class B	1,081	63,966
Orsted A/S, 144A	887	125,507
Pandora A/S	514	37,543
Tryg A/S	1,028	31,560
Vestas Wind Systems A/S	879	133,647

(Cost $1,122,371)		1,611,517

Egypt - 0.0%
Commercial International Bank Egypt SAE	6,269	26,725
Eastern Co. SAE	4,376	3,512
ElSewedy Electric Co.	4,141	1,962

(Cost $33,320)		32,199

Finland - 0.8%
Elisa OYJ	699	41,115
Fortum OYJ	2,206	46,635
Kone OYJ, Class B	1,488	127,567
Neste OYJ	1,986	106,200
Nokia OYJ*	27,311	132,729
Nordea Bank Abp*	15,103	121,578
Orion OYJ, Class B	570	26,746
Sampo OYJ, Class A	2,110	84,931
Stora Enso OYJ, Class R	2,665	39,213
UPM-Kymmene OYJ	2,527	76,626
Wartsila OYJ Abp	2,175	18,594

(Cost $802,758)		821,934

France - 6.6%
Accor SA*	1,017	31,239
Aeroports de Paris	54	5,658
Air Liquide SA	2,260	375,014
Airbus SE*	2,817	231,417
Alstom SA*	860	47,866
Amundi SA, 144A*	310	24,083
Arkema SA	344	38,137
Atos SE*	436	37,722
AXA SA	9,382	191,183
BioMerieux	187	28,341
BNP Paribas SA*	4,999	218,131
Bollore SA	7,384	27,739
Bouygues SA*	942	37,378
Bureau Veritas SA*	1,429	32,392
Capgemini SE	774	107,144
Carrefour SA	2,733	43,899
Cie de Saint-Gobain*	2,337	94,765
Cie Generale des Etablissements Michelin SCA	783	88,412
CNP Assurances*	898	12,024
Covivio REIT	288	21,343
Credit Agricole SA*	5,440	55,752
Danone SA	2,822	185,557
Dassault Aviation SA*	13	11,829
Dassault Systemes SE	613	115,471
Edenred	1,161	59,950
Eiffage SA*	373	34,372
Electricite de France SA	3,373	35,430
Engie SA*	8,910	123,925
EssilorLuxottica SA*	1,369	183,137
Eurazeo SE*	197	10,396
Faurecia SE*	366	15,946
Gecina SA REIT	220	30,244
Getlink SE*	2,479	37,985
Hermes International	131	112,463
ICADE REIT	162	10,488
Iliad SA	122	26,060
Ingenico Group SA*	295	50,060
Ipsen SA	209	21,649
Kering SA	344	211,250
Klepierre SA REIT(b)	1,007	16,571
Legrand SA	1,283	107,022
L’Oreal SA	1,161	383,639
LVMH Moet Hennessy Louis Vuitton SE	1,291	605,154
Natixis SA*	4,571	12,573
Orange SA	8,447	94,049
Orpea*	246	29,547
Pernod Ricard SA	931	159,430

Peugeot SA*	2,855	48,959
Publicis Groupe SA*	985	34,523
Remy Cointreau SA(b)	98	16,127
Renault SA*	941	26,771
Safran SA*	1,454	168,342
Sanofi	5,094	515,919
Sartorius Stedim Biotech	136	48,656
Schneider Electric SE	2,534	313,735
SCOR SE*	741	19,825
SEB SA	55	9,655
Societe Generale SA*	4,065	65,886
Sodexo SA	399	28,550
Suez SA	663	11,476
Teleperformance	314	96,826
Thales SA	509	39,786
TOTAL SE	11,428	451,405
Ubisoft Entertainment SA*	487	40,077
Unibail-Rodamco-Westfield REIT(b)	639	29,861
Valeo SA	1,179	36,018
Veolia Environnement SA	1,915	46,162
Vinci SA	2,373	222,525
Vivendi SA	3,337	94,777
Wendel SE	132	13,539
Worldline SA, 144A*	656	60,294

(Cost $6,423,072)		6,873,530

Germany - 5.6%
adidas AG*	852	258,861
Allianz SE	1,864	403,774
BASF SE	4,266	259,938
Bayer AG	4,655	308,527
Bayerische Motoren Werke AG	1,523	109,321
Beiersdorf AG	474	54,755
Brenntag AG	747	46,765
Carl Zeiss Meditec AG	200	22,530
Commerzbank AG*	2,846	16,516
Continental AG	538	58,552
Covestro AG, 144A	1,066	50,706
Daimler AG	3,850	195,928
Delivery Hero SE, 144A*	576	61,877
Deutsche Bank AG*(c)	9,579	91,734
Deutsche Boerse AG	842	159,161
Deutsche Lufthansa AG*(b)	1,057	11,012
Deutsche Post AG	4,844	220,356
Deutsche Telekom AG	15,345	270,102
Deutsche Wohnen SE	1,789	95,302
E.ON SE	10,800	127,722
Evonik Industries AG	975	28,273
Fraport AG Frankfurt Airport Services Worldwide*(b)	224	10,201
Fresenius Medical Care AG & Co. KGaA	880	74,624
Fresenius SE & Co. KGaA	2,001	92,650
GEA Group AG	847	30,889
Hannover Rueck SE	279	47,478
HeidelbergCement AG	659	41,853
Henkel AG & Co. KGaA	500	44,900
HOCHTIEF AG	91	8,069
Infineon Technologies AG	6,109	168,841
KION Group AG	192	16,236
Knorr-Bremse AG	231	29,353
LANXESS AG	455	26,611
LEG Immobilien AG	331	48,688
Merck KGaA	628	85,172
METRO AG	1,522	15,061
MTU Aero Engines AG	198	36,683
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	620	178,828
Nemetschek SE	226	17,962
Puma SE*	322	26,583
RWE AG	2,978	118,341
SAP SE	4,911	808,990
Scout24 AG, 144A	518	48,185
Siemens AG	3,595	496,193
Siemens Healthineers AG, 144A	647	29,417
Symrise AG	593	81,770
TeamViewer AG, 144A*	620	33,568
Telefonica Deutschland Holding AG	3,148	8,700
thyssenkrupp AG*	2,059	14,802
Uniper SE	936	30,650
United Internet AG	381	18,705
Volkswagen AG*	157	28,141
Vonovia SE	2,370	169,694
Zalando SE, 144A*	626	54,638

(Cost $5,473,194)		5,794,188

Greece - 0.1%
FF Group*(d)	197	1,128
Hellenic Telecommunications Organization SA	1,324	21,646
JUMBO SA	651	11,304
OPAP SA	2,395	21,950

(Cost $53,686)		56,028

Hong Kong - 3.0%
AIA Group Ltd.	55,544	571,909
Alibaba Health Information Technology Ltd.*	14,178	34,246
Alibaba Pictures Group Ltd.*	56,769	8,057
ASM Pacific Technology Ltd.	2,669	28,704
Bank of East Asia Ltd.	5,962	13,447
Beijing Enterprises Water Group Ltd.*	32,433	12,764
BOC Hong Kong Holdings Ltd.	17,759	50,411
Bosideng International Holdings Ltd.	32,000	9,166
Brilliance China Automotive Holdings Ltd.	15,169	13,583
Budweiser Brewing Co. APAC Ltd., 144A	10,100	34,078
China Ding Yi Feng Holdings Ltd.*	7,780	2,791

China Everbright International Ltd.	18,662	11,269
China Everbright Ltd.	8,000	12,325
China Gas Holdings Ltd.	8,982	24,627
China Jinmao Holdings Group Ltd.	30,297	18,960
China Mengniu Dairy Co. Ltd.*	13,570	66,710
China Merchants Port Holdings Co. Ltd.	7,276	8,327
China Mobile Ltd.	28,483	199,008
China Overseas Land & Investment Ltd.	17,436	50,507
China Resources Beer Holdings Co. Ltd.	5,965	38,791
China Resources Cement Holdings Ltd.	11,672	17,018
China Resources Gas Group Ltd.	4,636	21,774
China Resources Land Ltd.	14,220	65,777
China Resources Power Holdings Co. Ltd.	8,490	10,078
China State Construction International Holdings Ltd.	20,000	15,509
China Taiping Insurance Holdings Co. Ltd.	9,224	14,663
China Traditional Chinese Medicine Holdings Co. Ltd.	3,410	1,456
China Unicom Hong Kong Ltd.	27,042	19,156
CK Asset Holdings Ltd.	11,622	63,132
CK Hutchison Holdings Ltd.	12,903	84,492
CK Infrastructure Holdings Ltd.	3,415	18,066
CLP Holdings Ltd.	7,718	75,834
COSCO SHIPPING Ports Ltd.	9,093	5,151
Far East Horizon Ltd.	12,824	11,351
Galaxy Entertainment Group Ltd.	9,424	74,235
Geely Automobile Holdings Ltd.	23,905	50,523
Guangdong Investment Ltd.	14,874	23,222
Haier Electronics Group Co. Ltd.	3,877	13,281
Hang Lung Properties Ltd.	9,135	25,754
Hang Seng Bank Ltd.	3,617	56,890
Henderson Land Development Co. Ltd.	3,019	11,900
HK Electric Investments & HK Electric Investments Ltd.(a)	12,644	12,872
HKT Trust & HKT Ltd.(a)	17,605	25,169
Hong Kong & China Gas Co. Ltd.	50,126	72,956
Hong Kong Exchanges & Clearing Ltd.	5,420	273,581
Hongkong Land Holdings Ltd.	5,700	21,831
Hutchison China MediTech Ltd., ADR*	264	8,770
Jardine Matheson Holdings Ltd.	1,021	42,882
Jardine Strategic Holdings Ltd.	1,146	22,989
Kerry Properties Ltd.	4,014	10,436
Kunlun Energy Co. Ltd.	16,221	12,097
Link REIT	10,042	79,945
Melco Resorts & Entertainment Ltd., ADR	1,184	23,112
MTR Corp. Ltd.	7,104	36,986
New World Development Co. Ltd.	7,058	36,655
Nine Dragons Paper Holdings Ltd.	12,519	13,892
PCCW Ltd.	13,612	8,536
Power Assets Holdings Ltd.	6,469	37,060
Shenzhen International Holdings Ltd.	4,139	6,644
Shenzhen Investment Ltd.	46,000	15,610
Shimao Group Holdings Ltd.	6,271	28,239
Sino Biopharmaceutical Ltd.	46,068	53,200
Sino Land Co. Ltd.	15,611	18,189
SJM Holdings Ltd.	12,719	17,494
SSY Group Ltd.	7,414	4,726
Sun Art Retail Group Ltd.	11,832	15,419
Sun Hung Kai Properties Ltd.	5,907	79,419
Swire Pacific Ltd., Class A	2,782	15,148
Swire Properties Ltd.	6,234	16,892
Techtronic Industries Co. Ltd.	5,311	67,431
WH Group Ltd., 144A	44,804	38,675
Wharf Holdings Ltd.	9,000	17,558
Wharf Real Estate Investment Co. Ltd.	7,621	31,712
Yuexiu Property Co. Ltd.	27,696	5,289

(Cost $2,969,013)		3,060,356

Hungary - 0.0%
MOL Hungarian Oil & Gas PLC*	1,507	8,477
OTP Bank Nyrt*	747	25,171
Richter Gedeon Nyrt	689	16,812

(Cost $47,105)		50,460

India - 2.3%
Adani Ports & Special Economic Zone Ltd.	2,391	11,556
Ambuja Cements Ltd.	2,048	5,858
Asian Paints Ltd.	1,148	29,619
Aurobindo Pharma Ltd.	290	3,187
Avenue Supermarts Ltd., 144A*	522	15,965
Axis Bank Ltd.*	10,035	67,723
Bajaj Auto Ltd.	493	19,872
Bajaj Finance Ltd.	623	29,520
Bajaj Finserv Ltd.	204	17,156
Bandhan Bank Ltd., 144A*	3,030	12,588
Berger Paints India Ltd.	400	2,922
Bharat Petroleum Corp. Ltd.	3,264	18,083
Bharti Airtel Ltd.	5,947	41,455
Bharti Infratel Ltd.	2,785	7,512
Biocon Ltd.*	284	1,451
Britannia Industries Ltd.	312	15,794
Cipla Ltd.	1,780	17,255
Coal India Ltd.	6,331	11,555
Colgate-Palmolive India Ltd.	805	14,909
Container Corp. Of India Ltd.	2,894	15,451
Dabur India Ltd.	2,705	17,441
Divi’s Laboratories Ltd.	378	16,037
DLF Ltd.	7,276	15,653
Dr. Reddy’s Laboratories Ltd., ADR	548	31,877
Eicher Motors Ltd.	1,123	31,917
GAIL India Ltd.	7,774	10,102
Godrej Consumer Products Ltd.	2,049	18,130
Grasim Industries Ltd.	1,418	13,001
HCL Technologies Ltd.	4,031	38,028

HDFC Asset Management Co. Ltd., 144A	37	1,212
HDFC Life Insurance Co. Ltd., 144A*	2,736	21,365
Hero MotoCorp Ltd.	529	21,604
Hindalco Industries Ltd.*	5,786	14,562
Hindustan Petroleum Corp. Ltd.	5,387	14,751
Hindustan Unilever Ltd.	3,913	112,559
Housing Development Finance Corp. Ltd.	7,914	197,034
ICICI Bank Ltd.*	25,379	136,053
ICICI Lombard General Insurance Co. Ltd., 144A	659	11,251
ICICI Prudential Life Insurance Co. Ltd., 144A	2,550	14,642
Indian Oil Corp. Ltd.	8,950	10,432
Indraprastha Gas Ltd.	2,574	13,794
Info Edge India Ltd.	291	12,903
Infosys Ltd.	13,443	169,591
Infosys Ltd., ADR	2,342	29,509
InterGlobe Aviation Ltd., 144A*	976	15,900
ITC Ltd.	11,158	28,968
JSW Steel Ltd.	4,127	15,127
Jubilant Foodworks Ltd.	158	4,501
Larsen & Toubro Ltd.	2,307	29,617
LIC Housing Finance Ltd.*	3,806	15,579
Lupin Ltd.	1,453	18,310
Mahindra & Mahindra Ltd.	3,543	29,212
Marico Ltd.	2,701	13,537
Maruti Suzuki India Ltd.	559	51,945
Motherson Sumi Systems Ltd.	9,723	14,491
Nestle India Ltd.	52	11,268
NTPC Ltd.	894	1,171
Oil & Natural Gas Corp. Ltd.	12,131	13,506
Page Industries Ltd.	15	3,869
Petronet LNG Ltd.	3,652	11,925
Pidilite Industries Ltd.	846	16,123
Power Grid Corp. of India Ltd.	8,981	21,834
Reliance Industries Ltd.	12,909	364,905
SBI Life Insurance Co. Ltd., 144A*	1,559	17,532
Shree Cement Ltd.	37	10,196
Siemens Ltd.	20	315
State Bank of India*	9,008	25,944
Sun Pharmaceutical Industries Ltd.	3,793	26,808
Tata Consultancy Services Ltd.	4,186	128,368
Tata Consumer Products Ltd.	2,120	15,332
Tata Motors Ltd.*	7,221	14,048
Tech Mahindra Ltd.	915	9,211
Titan Co. Ltd.	1,424	21,290
Torrent Pharmaceuticals Ltd.	248	8,967
UltraTech Cement Ltd.	436	23,124
United Spirits Ltd.*	3,034	22,532
UPL Ltd.	2,605	17,906
Vedanta Ltd.	9,028	15,779
Wipro Ltd.	5,223	19,251
Zee Entertainment Enterprises Ltd.*	4,114	11,377

(Cost $2,447,206)		2,402,647

Indonesia - 0.4%
PT Adaro Energy Tbk	204,400	15,229
PT Astra International Tbk	92,785	32,495
PT Bank Central Asia Tbk	44,594	96,078
PT Bank Mandiri Persero Tbk	91,561	37,410
PT Bank Negara Indonesia Persero Tbk	33,708	11,805
PT Bank Rakyat Indonesia Persero Tbk	257,001	61,945
PT Barito Pacific Tbk*	115,769	6,678
PT Charoen Pokphand Indonesia Tbk*	37,494	16,221
PT Gudang Garam Tbk*	3,990	13,015
PT Indah Kiat Pulp & Paper Corp. Tbk*	16,832	10,749
PT Indofood CBP Sukses Makmur Tbk	12,322	8,652
PT Indofood Sukses Makmur Tbk	16,635	8,710
PT Kalbe Farma Tbk	103,392	11,218
PT Perusahaan Gas Negara Tbk	80,990	6,980
PT Semen Indonesia Persero Tbk	18,729	13,568
PT Telekomunikasi Indonesia Persero Tbk	239,078	46,954
PT Unilever Indonesia Tbk	38,122	21,531
PT United Tractors Tbk	9,119	14,402

(Cost $432,902)		433,640

Ireland - 0.7%
AerCap Holdings NV*	658	19,457
CRH PLC	3,818	141,243
DCC PLC	497	44,034
Experian PLC	4,410	164,472
Flutter Entertainment PLC	485	81,781
Flutter Entertainment PLC	185	30,616
James Hardie Industries PLC CDI	1,593	36,223
Kerry Group PLC, Class A	778	102,127
Kingspan Group PLC	750	64,396
Smurfit Kappa Group PLC	999	35,383

(Cost $555,420)		719,732

Isle of Man - 0.0%
GVC Holdings PLC*
(Cost $40,668)	3,043	32,713

Israel - 0.4%
Azrieli Group Ltd.	198	10,684
Bank Hapoalim BM	5,232	31,725
Bank Leumi Le-Israel BM	4,291	22,002
Check Point Software Technologies Ltd.*	569	71,842
CyberArk Software Ltd.*	176	19,448
Elbit Systems Ltd.	111	14,990
ICL Group Ltd.	7,115	26,492
Israel Discount Bank Ltd., Class A	6,649	21,328
Mizrahi Tefahot Bank Ltd.	635	12,950
Nice Ltd.*	340	77,843
Teva Pharmaceutical Industries Ltd., ADR*	5,005	49,399

Wix.com Ltd.*	213	62,756

(Cost $461,047)		421,459

Italy - 1.3%
Assicurazioni Generali SpA	5,140	79,770
Atlantia SpA*	2,327	37,016
Davide Campari-Milano NV	2,710	27,786
DiaSorin SpA	82	14,825
Enel SpA	37,084	335,845
Eni SpA	12,185	113,420
Ferrari NV	531	103,415
FinecoBank Banca Fineco SpA*	2,922	44,285
Infrastrutture Wireless Italiane SpA, 144A	577	5,622
Intesa Sanpaolo SpA*	77,496	166,945
Leonardo SpA	2,028	13,717
Mediobanca Banca di Credito Finanziario SpA	3,368	29,268
Moncler SpA*	794	30,747
Nexi SpA, 144A*	2,031	36,149
Poste Italiane SpA, 144A	2,932	26,907
Prysmian SpA	1,196	33,455
Recordati Industria Chimica e Farmaceutica SpA	505	27,523
Snam SpA	10,498	53,744
Telecom Italia SpA	40,630	19,336
Telecom Italia SpA-RSP	16,783	7,927
Terna Rete Elettrica Nazionale SpA	6,775	48,979
UniCredit SpA*	9,635	94,858

(Cost $1,386,573)		1,351,539

Japan - 15.7%
ABC-Mart, Inc.(b)	200	10,537
Acom Co. Ltd.	1,700	6,645
Advantest Corp.	1,000	47,869
Aeon Co. Ltd.	3,300	81,912
Aeon Mall Co. Ltd.(b)	500	6,623
AGC, Inc.	800	22,697
Air Water, Inc.	1,000	14,068
Aisin Seiki Co. Ltd.	800	27,531
Ajinomoto Co., Inc.	2,000	37,313
Alfresa Holdings Corp.	900	18,099
Amada Co. Ltd.	1,100	9,804
ANA Holdings, Inc.*(b)	600	14,998
Aozora Bank Ltd.	400	7,194
Asahi Group Holdings Ltd.	1,700	59,596
Asahi Intecc Co. Ltd.	1,000	29,694
Asahi Kasei Corp.	6,000	50,418
Astellas Pharma, Inc.	9,100	143,010
Bandai Namco Holdings, Inc.	900	55,972
Bank of Kyoto Ltd.	200	8,535
Benesse Holdings, Inc.	200	5,100
Bridgestone Corp.	2,100	66,639
Brother Industries Ltd.	919	15,228
Calbee, Inc.	300	9,361
Canon, Inc.	4,800	83,025
Casio Computer Co. Ltd.	700	11,295
Central Japan Railway Co.	700	105,018
Chiba Bank Ltd.	1,000	5,193
Chubu Electric Power Co., Inc.	3,400	42,037
Chugai Pharmaceutical Co. Ltd.	2,964	132,116
Chugoku Electric Power Co., Inc.	1,200	14,638
Coca-Cola Bottlers Japan Holdings, Inc.	600	10,016
Concordia Financial Group Ltd.	1,900	6,314
Cosmos Pharmaceutical Corp.	100	17,608
CyberAgent, Inc.	300	16,003
Dai Nippon Printing Co. Ltd.	1,000	21,281
Daicel Corp.	1,000	7,270
Daifuku Co. Ltd.	500	44,045
Dai-ichi Life Holdings, Inc.	5,100	77,308
Daiichi Sankyo Co. Ltd.	2,542	226,732
Daikin Industries Ltd.	1,213	228,651
Daito Trust Construction Co. Ltd.	300	26,628
Daiwa House Industry Co. Ltd.	2,671	71,633
Daiwa House REIT Investment Corp. REIT(b)	11	28,768
Daiwa Securities Group, Inc.	4,500	20,309
Denso Corp.	1,900	79,954
Dentsu Group, Inc.	1,500	39,428
Disco Corp.	100	23,349
East Japan Railway Co.	1,270	82,700
Eisai Co. Ltd.	1,200	104,971
Electric Power Development Co. Ltd.	700	10,568
ENEOS Holdings, Inc.	17,793	69,818
FamilyMart Co. Ltd.	1,200	26,625
FANUC Corp.	925	162,485
Fast Retailing Co. Ltd.(b)	258	154,145
Fuji Electric Co. Ltd.	600	18,779
FUJIFILM Holdings Corp.	1,700	80,991
Fujitsu Ltd.	800	104,386
Fukuoka Financial Group, Inc.	800	13,256
GLP J REIT	18	27,803
GMO Payment Gateway, Inc.	200	21,168
Hakuhodo DY Holdings, Inc.	1,200	14,955
Hamamatsu Photonics KK	600	27,362
Hankyu Hanshin Holdings, Inc.	1,100	35,779
Hikari Tsushin, Inc.	100	24,189
Hino Motors Ltd.	3,300	22,246
Hirose Electric Co. Ltd.	105	11,906
Hisamitsu Pharmaceutical Co., Inc.	300	13,851
Hitachi Construction Machinery Co. Ltd.	300	10,537
Hitachi Ltd.	4,241	141,347
Hitachi Metals Ltd.	1,148	17,245
Honda Motor Co. Ltd.	8,043	207,235
Hoshizaki Corp.	178	13,630
Hoya Corp.	1,778	174,837
Hulic Co. Ltd.	1,300	11,857

Idemitsu Kosan Co. Ltd.	1,032	22,761
Iida Group Holdings Co. Ltd.	500	9,772
Inpex Corp.	3,500	22,266
Isetan Mitsukoshi Holdings Ltd.	1,400	7,719
Isuzu Motors Ltd.	2,800	27,732
Ito En Ltd.	200	12,104
ITOCHU Corp.	6,500	167,141
Itochu Techno-Solutions Corp.	400	14,502
Japan Airlines Co. Ltd.	500	9,980
Japan Airport Terminal Co. Ltd.	200	9,007
Japan Exchange Group, Inc.	2,400	62,269
Japan Post Bank Co. Ltd.	1,800	14,497
Japan Post Holdings Co. Ltd.	6,199	45,868
Japan Post Insurance Co. Ltd.	1,100	17,593
Japan Prime Realty Investment Corp. REIT	3	9,078
Japan Real Estate Investment Corp. REIT	7	39,258
Japan Retail Fund Investment Corp. REIT	2	3,019
Japan Tobacco, Inc.	5,188	97,108
JFE Holdings, Inc.	2,200	16,679
JGC Holdings Corp.	1,000	11,056
JSR Corp.	1,400	29,873
JTEKT Corp.	2,000	15,465
Kajima Corp.	2,300	28,686
Kakaku.com, Inc.	1,200	32,029
Kamigumi Co. Ltd.	500	10,338
Kansai Electric Power Co., Inc.	3,400	33,514
Kansai Paint Co. Ltd.	800	19,102
Kao Corp.	2,311	176,061
Kawasaki Heavy Industries Ltd.	600	8,509
KDDI Corp.	7,400	215,052
Keihan Holdings Co. Ltd.	600	25,889
Keikyu Corp.	1,100	16,430
Keio Corp.	500	30,260
Keisei Electric Railway Co. Ltd.	500	14,729
Keyence Corp.	800	329,925
Kikkoman Corp.	700	38,068
Kintetsu Group Holdings Co. Ltd.	800	35,198
Kirin Holdings Co. Ltd.	4,000	78,742
Kobayashi Pharmaceutical Co. Ltd.	100	8,913
Kobe Bussan Co. Ltd.	200	11,802
Koito Manufacturing Co. Ltd.	600	29,118
Komatsu Ltd.	4,400	95,714
Konami Holdings Corp.	400	15,427
Kose Corp.	200	23,472
Kubota Corp.	4,800	86,855
Kuraray Co. Ltd.	1,500	15,366
Kurita Water Industries Ltd.	400	12,538
Kyocera Corp.	1,584	91,033
Kyowa Kirin Co. Ltd.	1,000	25,889
Kyushu Electric Power Co., Inc.	1,700	15,072
Kyushu Railway Co.	700	15,452
Lasertec Corp.	200	15,106
Lawson, Inc.(b)	300	14,814
LINE Corp.*	200	10,197
Lion Corp.	1,032	21,884
LIXIL Group Corp.	1,500	27,616
M3, Inc.	1,842	106,783
Makita Corp.	1,000	46,263
Marubeni Corp.	7,400	44,687
Marui Group Co. Ltd.	900	16,459
Maruichi Steel Tube Ltd.	200	5,368
Mazda Motor Corp.	2,700	17,335
McDonald’s Holdings Co. Japan Ltd.	300	14,729
Mebuki Financial Group, Inc.	3,744	9,085
Medipal Holdings Corp.	865	16,554
MEIJI Holdings Co. Ltd.	500	40,410
Mercari, Inc.*	400	18,165
MINEBEA MITSUMI, Inc.	1,600	27,781
MISUMI Group, Inc.	1,500	39,400
Mitsubishi Chemical Holdings Corp.	5,800	33,941
Mitsubishi Corp.	6,144	145,747
Mitsubishi Electric Corp.	9,400	129,842
Mitsubishi Estate Co. Ltd.	5,300	83,142
Mitsubishi Gas Chemical Co., Inc.	600	10,729
Mitsubishi Heavy Industries Ltd.	1,500	37,296
Mitsubishi Materials Corp.	500	10,518
Mitsubishi Motors Corp.	4,200	10,112
Mitsubishi UFJ Financial Group, Inc.	59,200	247,330
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,095
Mitsui & Co. Ltd.	7,900	142,762
Mitsui Chemicals, Inc.	800	18,830
Mitsui Fudosan Co. Ltd.	4,200	76,137
Miura Co. Ltd.	400	16,390
Mizuho Financial Group, Inc.	117,500	159,529
MonotaRO Co. Ltd.	600	23,736
MS&AD Insurance Group Holdings, Inc.	1,700	47,205
Murata Manufacturing Co. Ltd.	2,700	160,091
Nabtesco Corp.	200	6,335
Nagoya Railroad Co. Ltd.	800	22,350
NEC Corp.	1,300	68,612
Nexon Co. Ltd.	2,460	57,671
NGK Insulators Ltd.	1,000	14,228
NGK Spark Plug Co. Ltd.	800	13,785
NH Foods Ltd.	500	22,683
Nidec Corp.	2,000	168,267
Nihon M&A Center, Inc.	700	34,896
Nikon Corp.	1,600	12,569
Nintendo Co. Ltd.	520	278,571
Nippon Building Fund, Inc. REIT	7	42,232
Nippon Express Co. Ltd.	300	17,760
Nippon Paint Holdings Co. Ltd.	700	60,143
Nippon Prologis REIT, Inc. REIT	10	32,762

Nippon Shinyaku Co. Ltd.	200	16,523
Nippon Steel Corp.	4,110	40,531
Nippon Telegraph & Telephone Corp.	6,100	138,886
Nippon Yusen KK	800	12,523
Nissan Chemical Corp.	600	31,837
Nissan Motor Co. Ltd.	11,000	44,814
Nisshin Seifun Group, Inc.	850	14,052
Nissin Foods Holdings Co. Ltd.	415	41,533
Nitori Holdings Co. Ltd.	401	83,975
Nitto Denko Corp.	700	42,562
Nomura Holdings, Inc.	12,000	61,691
Nomura Real Estate Holdings, Inc.	600	11,494
Nomura Real Estate Master Fund, Inc. REIT(b)	20	25,662
Nomura Research Institute Ltd.	1,656	44,076
NSK Ltd.	1,800	13,817
NTT Data Corp.	3,200	36,618
NTT DOCOMO, Inc.	4,942	138,067
Obayashi Corp.	2,900	28,394
Obic Co. Ltd.	300	53,222
Odakyu Electric Railway Co. Ltd.	1,500	37,148
Oji Holdings Corp.	4,622	20,903
Olympus Corp.	5,300	105,034
Omron Corp.	900	66,025
Ono Pharmaceutical Co. Ltd.	1,800	54,366
Oracle Corp.	200	23,491
Oriental Land Co. Ltd.	825	112,088
ORIX Corp.	6,500	81,131
Orix JREIT, Inc. REIT(b)	12	17,867
Osaka Gas Co. Ltd.	1,308	25,601
Otsuka Corp.	508	24,941
Otsuka Holdings Co. Ltd.	1,583	69,603
Pan Pacific International Holdings Corp.	2,100	49,390
Panasonic Corp.	9,400	86,789
Park24 Co. Ltd.	400	7,236
PeptiDream, Inc.*	500	20,323
Pigeon Corp.	600	27,447
Pola Orbis Holdings, Inc.	400	7,255
Rakuten, Inc.	4,100	36,117
Recruit Holdings Co. Ltd.	6,000	228,070
Renesas Electronics Corp.*	4,100	25,820
Resona Holdings, Inc.	10,200	37,558
Ricoh Co. Ltd.(b)	3,300	24,708
Rinnai Corp.	300	27,786
Rohm Co. Ltd.	400	25,756
Ryohin Keikaku Co. Ltd.	1,150	18,024
Santen Pharmaceutical Co. Ltd.	2,100	40,071
SBI Holdings, Inc.	1,317	30,004
SCSK Corp.	300	16,258
Secom Co. Ltd.	1,000	94,651
Sega Sammy Holdings, Inc.	700	8,123
Seibu Holdings, Inc.	1,900	20,917
Seiko Epson Corp.	1,500	17,929
Sekisui Chemical Co. Ltd.	1,800	28,840
Sekisui House Ltd.	3,300	65,305
Seven & i Holdings Co. Ltd.(b)	3,187	103,300
Seven Bank Ltd.	3,400	8,539
SG Holdings Co. Ltd.	700	32,219
Sharp Corp.	900	11,191
Shimadzu Corp.	1,200	35,859
Shimamura Co. Ltd.	200	16,523
Shimano, Inc.	353	74,823
Shimizu Corp.	3,000	23,113
Shin-Etsu Chemical Co. Ltd.	1,655	201,338
Shinsei Bank Ltd.	456	5,334
Shionogi & Co. Ltd.	1,209	67,153
Shiseido Co. Ltd.	1,606	93,571
Shizuoka Bank Ltd.	1,800	12,525
Showa Denko KK	800	15,613
SMC Corp.	252	138,592
SoftBank Corp.(b)	8,600	113,067
SoftBank Group Corp.	7,200	448,526
Sohgo Security Services Co. Ltd.	400	18,713
Sompo Holdings, Inc.	1,700	63,881
Sony Corp.	5,800	455,008
Square Enix Holdings Co. Ltd.	400	26,399
Stanley Electric Co. Ltd.	800	22,962
Subaru Corp.	2,400	49,908
SUMCO Corp.	100	1,358
Sumitomo Chemical Co. Ltd.	7,300	23,778
Sumitomo Corp.	5,500	71,376
Sumitomo Dainippon Pharma Co. Ltd.	1,000	12,671
Sumitomo Electric Industries Ltd.	3,300	38,915
Sumitomo Heavy Industries Ltd.	400	9,113
Sumitomo Metal Mining Co. Ltd.	1,200	36,675
Sumitomo Mitsui Financial Group, Inc.	5,900	173,688
Sumitomo Mitsui Trust Holdings, Inc.	1,610	46,682
Sumitomo Realty & Development Co. Ltd.	1,539	45,495
Sumitomo Rubber Industries Ltd.	400	3,856
Sundrug Co. Ltd.	400	14,899
Suntory Beverage & Food Ltd.	700	27,031
Suzuken Co. Ltd.	400	14,880
Suzuki Motor Corp.	1,400	57,486
Sysmex Corp.	600	52,440
T&D Holdings, Inc.	3,100	32,488
Taiheiyo Cement Corp.	600	15,273
Taisei Corp.	900	31,143
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,156
Taiyo Nippon Sanso Corp.	500	8,809
Takeda Pharmaceutical Co. Ltd.	7,487	279,857
TDK Corp.	600	62,371
Teijin Ltd.	600	9,426

Terumo Corp.	3,100	126,148
THK Co. Ltd.	700	16,430
TIS, Inc.	800	16,013
Tobu Railway Co. Ltd.	692	21,626
Toho Co. Ltd.	500	19,025
Toho Gas Co. Ltd.	400	17,637
Tohoku Electric Power Co., Inc.	2,200	22,329
Tokio Marine Holdings, Inc.	3,034	140,077
Tokyo Century Corp.	200	10,272
Tokyo Electric Power Co. Holdings, Inc.*	7,000	20,620
Tokyo Electron Ltd.	698	178,924
Tokyo Gas Co. Ltd.	1,700	37,823
Tokyu Corp.	2,400	32,131
Tokyu Fudosan Holdings Corp.	3,100	13,347
Toppan Printing Co. Ltd.	1,500	23,339
Toray Industries, Inc.	6,200	29,485
Toshiba Corp.	1,851	53,390
Tosoh Corp.	300	4,461
TOTO Ltd.	640	28,128
Toyo Suisan Kaisha Ltd.	400	22,735
Toyoda Gosei Co. Ltd.	100	2,186
Toyota Industries Corp.	700	40,844
Toyota Motor Corp.	9,784	647,186
Toyota Tsusho Corp.	1,000	29,174
Trend Micro, Inc.	600	37,162
Tsuruha Holdings, Inc.	200	26,738
Unicharm Corp.	1,905	82,988
United Urban Investment Corp. REIT	12	13,369
USS Co. Ltd.	1,100	18,601
Welcia Holdings Co. Ltd.	400	17,127
West Japan Railway Co.	800	42,079
Yakult Honsha Co. Ltd.	500	28,561
Yamada Denki Co. Ltd.	3,076	16,525
Yamaha Corp.	700	34,169
Yamaha Motor Co. Ltd.	1,300	20,510
Yamato Holdings Co. Ltd.	1,400	36,641
Yamazaki Baking Co. Ltd.	100	1,630
Yaskawa Electric Corp.(b)	1,200	43,223
Yokogawa Electric Corp.	961	15,724
Yokohama Rubber Co. Ltd.	500	7,841
Z Holdings Corp.	12,200	81,207
ZOZO, Inc.	433	12,199

(Cost $14,402,091)		16,268,494

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $15,828)	496	15,720

Luxembourg - 0.1%
ArcelorMittal SA*	2,962	37,475
Aroundtown SA*	4,486	24,529
Eurofins Scientific SE*	71	56,903
Reinet Investments SCA	653	12,447
SES SA	763	5,418
Tenaris SA	2,252	13,222

(Cost $214,540)		149,994

Macau - 0.1%
Sands China Ltd.	13,543	59,762
Wynn Macau Ltd.*	8,449	15,895

(Cost $81,745)		75,657

Malaysia - 0.5%
AMMB Holdings Bhd	6,287	4,407
Axiata Group Bhd	13,276	9,593
CIMB Group Holdings Bhd	22,213	17,598
Dialog Group Bhd	17,600	15,168
DiGi.Com Bhd	23,044	21,852
Fraser & Neave Holdings Bhd	800	5,881
Gamuda Bhd	13,475	10,999
Genting Bhd	17,700	14,915
Genting Plantations Bhd	1,000	2,386
HAP Seng Consolidated Bhd	2,069	3,576
Hartalega Holdings Bhd	10,900	43,228
Hong Leong Bank Bhd	5,582	18,761
Hong Leong Financial Group Bhd	1,753	5,193
IHH Healthcare Bhd	7,891	10,154
IOI Corp. Bhd	13,200	14,133
Kuala Lumpur Kepong Bhd	1,320	7,181
Malayan Banking Bhd	17,307	30,455
Maxis Bhd	14,500	17,405
MISC Bhd	6,700	12,240
Nestle Malaysia Bhd	300	10,025
Petronas Chemicals Group Bhd	10,057	13,182
Petronas Dagangan Bhd	1,500	7,418
Petronas Gas Bhd	2,441	9,669
PPB Group Bhd	2,340	10,112
Press Metal Aluminium Holdings Bhd	17,600	22,013
Public Bank Bhd	14,300	56,369
QL Resources Bhd	5,700	13,136
RHB Bank Bhd	6,800	7,477
Sime Darby Plantation Bhd	14,111	17,277
Supermax Corp. Bhd*	3,500	18,603
Telekom Malaysia Bhd	4,400	4,384
Tenaga Nasional Bhd	11,500	29,982
Top Glove Corp. Bhd	7,100	44,794
Westports Holdings Bhd	12,000	10,515

(Cost $545,351)		540,081

Mexico - 0.5%
Alfa SAB de CV, Class A	11,221	7,215
America Movil SAB de CV, Series L	161,908	98,335
Arca Continental SAB de CV	1,881	8,581
Becle SAB de CV	4,238	8,098
Cemex SAB de CV, Series CPO	69,900	22,425
Coca-Cola Femsa SAB de CV	2,404	10,085
Fibra Uno Administracion SA de CV REIT	3,752	2,929

Fomento Economico Mexicano SAB de CV	9,418	54,816
Gruma SAB de CV, Class B	1,021	12,076
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,832	14,248
Grupo Aeroportuario del Sureste SAB de CV, Class B*	986	11,174
Grupo Bimbo SAB de CV, Series A	7,505	13,863
Grupo Carso SAB de CV, Series A1	7,417	14,646
Grupo Financiero Banorte SAB de CV, Class O*	14,335	49,572
Grupo Financiero Inbursa SAB de CV, Class O*	19,735	14,439
Grupo Mexico SAB de CV, Series B	9,753	26,029
Grupo Televisa SAB, Series CPO*	11,427	14,110
Kimberly-Clark de Mexico SAB de CV, Class A	6,449	10,362
Megacable Holdings SAB de CV, Series CPO	2,035	5,858
Orbia Advance Corp. SAB de CV	9,176	14,744
Wal-Mart de Mexico SAB de CV	25,681	61,650

(Cost $698,351)		475,255

Netherlands - 2.9%
ABN AMRO Bank NV, 144A*	1,399	13,329
Adyen NV, 144A*	87	146,700
Aegon NV	6,727	18,729
Akzo Nobel NV	757	74,925
Altice Europe NV*	1,838	8,133
Argenx SE*	219	50,622
ASML Holding NV	1,938	726,886
EXOR NV	430	25,349
Heineken Holding NV	410	33,589
Heineken NV	1,107	102,460
ING Groep NV*	17,860	145,015
Just Eat Takeaway.com NV, 144A*	548	60,975
Koninklijke Ahold Delhaize NV	5,581	167,967
Koninklijke DSM NV	823	132,047
Koninklijke KPN NV	15,179	39,796
Koninklijke Philips NV*	4,107	194,255
Koninklijke Vopak NV	364	19,990
NN Group NV	1,654	62,273
Prosus NV*	2,269	227,015
QIAGEN NV*	1,137	57,761
Randstad NV	459	23,920
Royal Dutch Shell PLC, Class A	18,416	272,468
Royal Dutch Shell PLC, Class B	17,519	248,939
Wolters Kluwer NV	1,296	106,405

(Cost $2,853,331)		2,959,548

New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,267	40,910
Auckland International Airport Ltd.	4,654	20,785
Fisher & Paykel Healthcare Corp. Ltd.	2,674	66,374
Mercury NZ Ltd.	2,132	7,453
Meridian Energy Ltd.	6,281	21,493
Ryman Healthcare Ltd.	1,186	10,737
Spark New Zealand Ltd.	8,737	28,426

(Cost $119,694)		196,178

Norway - 0.4%
Adevinta ASA*	1,289	24,052
DNB ASA*	4,828	77,485
Equinor ASA	4,762	77,189
Gjensidige Forsikring ASA*	1,011	21,538
Mowi ASA	2,114	41,345
Norsk Hydro ASA*	6,706	21,410
Orkla ASA	4,089	41,621
Schibsted ASA, Class B*	532	21,083
Telenor ASA	3,581	58,250
Yara International ASA	518	21,703

(Cost $426,490)		405,676

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR(b)	972	13,686
Credicorp Ltd.	332	43,319
Southern Copper Corp.(b)	377	18,134

(Cost $89,481)		75,139

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	11,700	11,583
Aboitiz Power Corp.	28,900	15,885
Ayala Corp.	1,440	21,785
Ayala Land, Inc.	46,800	27,799
Bank of the Philippine Islands	11,800	16,306
BDO Unibank, Inc.	10,050	17,826
Globe Telecom, Inc.	155	6,675
International Container Terminal Services, Inc.	8,420	18,235
JG Summit Holdings, Inc.	6,000	7,957
Jollibee Foods Corp.	3,520	9,808
Manila Electric Co.	920	5,104
Metropolitan Bank & Trust Co.	491	339
PLDT, Inc.	235	7,169
Puregold Price Club, Inc.	14,300	15,927
SM Investments Corp.	1,145	20,073
SM Prime Holdings, Inc.	50,300	30,293
Universal Robina Corp.	4,790	13,614

(Cost $259,493)		246,378

Poland - 0.2%
Bank Polska Kasa Opieki SA*	175	2,485
CD Projekt SA*	316	37,624
Cyfrowy Polsat SA*	955	7,458
Dino Polska SA, 144A*	298	18,092
Grupa Lotos SA	452	4,966
KGHM Polska Miedz SA*	623	23,149
LPP SA*	3	5,853
Orange Polska SA*	3,217	6,311
Polski Koncern Naftowy ORLEN SA	1,433	19,704

Powszechna Kasa Oszczednosci Bank Polski SA*	4,339	25,413
Powszechny Zaklad Ubezpieczen SA*	2,965	21,874

(Cost $164,752)		172,929

Portugal - 0.1%
EDP - Energias de Portugal SA	12,484	63,196
Galp Energia SGPS SA	2,459	26,328
Jeronimo Martins SGPS SA	2,045	33,568

(Cost $118,049)		123,092

Qatar - 0.2%
Barwa Real Estate Co.	8,950	8,385
Commercial Bank PSQC	8,970	10,234
Industries Qatar QSC	3,726	10,090
Masraf Al Rayan QSC	17,652	20,217
Mesaieed Petrochemical Holding Co.	20,910	12,175
Qatar Electricity & Water Co. QSC	1,690	7,984
Qatar Fuel QSC	1,750	8,844
Qatar International Islamic Bank QSC	4,987	11,724
Qatar Islamic Bank SAQ	5,312	23,343
Qatar National Bank QPSC	21,908	108,306

(Cost $191,346)		221,302

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $25,897)	2,030	9,495

Russia - 0.9%
Alrosa PJSC	12,858	11,396
Gazprom PJSC	53,344	130,147
Inter RAO UES PJSC	168,376	11,820
LUKOIL PJSC	1,979	132,784
Magnit PJSC, GDR	1,786	26,201
Magnitogorsk Iron & Steel Works PJSC	10,469	5,307
MMC Norilsk Nickel PJSC	318	82,642
Mobile TeleSystems PJSC, ADR	2,425	22,601
Moscow Exchange MICEX-RTS PJSC	6,827	12,595
Novatek PJSC, GDR	451	66,793
Novolipetsk Steel PJSC	5,815	12,110
PhosAgro PJSC, GDR	530	6,318
Polyus PJSC	190	46,150
Rosneft Oil Co. PJSC	5,137	25,788
Sberbank of Russia PJSC*	50,849	154,457
Severstal PAO	1,047	13,134
Surgutneftegas PJSC	35,643	17,576
Tatneft PJSC	5,353	39,349
VTB Bank PJSC*	14,274,104	6,755
X5 Retail Group NV, GDR	537	19,331
Yandex NV, Class A*	1,433	99,922

(Cost $917,143)		943,176

Saudi Arabia - 0.8%
Advanced Petrochemical Co.	842	12,370
Al Rajhi Bank	6,106	105,662
Alinma Bank*	5,236	21,640
Almarai Co. JSC	788	11,283
Arab National Bank	2,846	15,754
Bank AlBilad	1,067	6,834
Bank Al-Jazira	1,168	4,067
Banque Saudi Fransi	2,900	24,705
Bupa Arabia for Cooperative Insurance Co.*	297	9,820
Dar Al Arkan Real Estate Development Co.*	4,027	8,708
Etihad Etisalat Co.*	2,532	18,093
Jarir Marketing Co.	225	9,803
National Commercial Bank	6,914	68,579
National Industrialization Co.*	4,969	15,660
Rabigh Refining & Petrochemical Co.*	1,926	7,333
Riyad Bank	6,301	32,224
Sahara International Petrochemical Co.	2,629	11,160
Samba Financial Group	5,173	38,000
Saudi Arabian Fertilizer Co.	547	12,091
Saudi Arabian Mining Co.*	2,193	23,038
Saudi Arabian Oil Co., 144A	9,227	87,461
Saudi Basic Industries Corp.	4,232	99,299
Saudi British Bank	2,721	19,480
Saudi Cement Co.	623	9,352
Saudi Electricity Co.	2,882	12,234
Saudi Kayan Petrochemical Co.*	5,149	12,466
Saudi Telecom Co.	2,820	72,183
Savola Group	735	9,524
Yanbu National Petrochemical Co.	1,255	17,902

(Cost $891,057)		796,725

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	14,352	35,022
BOC Aviation Ltd., 144A	771	5,735
CapitaLand Commercial Trust REIT	13,507	16,678
CapitaLand Ltd.	11,257	22,919
CapitaLand Mall Trust REIT	13,309	19,173
City Developments Ltd.	2,100	12,394
DBS Group Holdings Ltd.	8,100	124,249
Genting Singapore Ltd.	35,200	18,110
Jardine Cycle & Carriage Ltd.	200	2,786
Keppel Corp. Ltd.	6,800	22,891
Mapletree Commercial Trust REIT	15,700	22,156
Mapletree Logistics Trust REIT	8,500	12,932
Oversea-Chinese Banking Corp. Ltd.	15,870	101,130
Singapore Airlines Ltd.	7,050	18,913
Singapore Exchange Ltd.	3,393	21,472
Singapore Technologies Engineering Ltd.	7,730	19,317
Singapore Telecommunications Ltd.	39,100	66,098
Suntec Real Estate Investment Trust REIT	8,828	9,084
United Overseas Bank Ltd.	5,322	76,512
UOL Group Ltd.	2,000	9,658
Venture Corp. Ltd.	1,500	21,885
Wilmar International Ltd.	8,037	25,755

(Cost $800,602)		684,869

South Africa - 1.0%
Absa Group Ltd.	3,150	14,355
Anglo American Platinum Ltd.(b)	293	21,851
AngloGold Ashanti Ltd.	2,019	58,917
Aspen Pharmacare Holdings Ltd.*	3,094	24,799
Bid Corp. Ltd.	1,478	24,406
Bidvest Group Ltd.	1,609	12,920
Capitec Bank Holdings Ltd.	236	11,625
Clicks Group Ltd.	1,133	15,373
Discovery Ltd.	2,195	15,672
FirstRand Ltd.	22,671	50,622
Gold Fields Ltd.	4,731	61,141
Growthpoint Properties Ltd. REIT	13,628	9,816
Impala Platinum Holdings Ltd.	3,801	35,063
Kumba Iron Ore Ltd.	327	10,243
Mr Price Group Ltd.	3,117	21,308
MTN Group Ltd.	7,993	28,796
MultiChoice Group*	2,151	12,295
Naspers Ltd., Class N	2,018	368,183
Nedbank Group Ltd.	1,959	11,093
Northam Platinum Ltd.*	1,697	16,023
Old Mutual Ltd.	26,185	17,285
Remgro Ltd.	2,537	13,159
Sanlam Ltd.	9,007	29,214
Sasol Ltd.*	1,852	15,139
Shoprite Holdings Ltd.	2,518	16,414
Sibanye Stillwater Ltd.*	10,792	32,654
SPAR Group Ltd.	754	7,191
Standard Bank Group Ltd.	6,907	43,024
Tiger Brands Ltd.	1,405	14,292
Vodacom Group Ltd.	2,794	21,076
Woolworths Holdings Ltd.	4,667	8,752

(Cost $1,167,258)		1,042,701

South Korea - 3.2%
Alteogen, Inc.*	97	17,066
Amorepacific Corp.	191	27,012
AMOREPACIFIC Group	331	14,211
BGF retail Co. Ltd.	34	3,649
Celltrion Healthcare Co. Ltd.*	326	27,471
Celltrion Pharm, Inc.*	52	4,863
Celltrion, Inc.*	414	103,509
Cheil Worldwide, Inc.	320	4,916
CJ CheilJedang Corp.	68	23,298
Coway Co. Ltd.	394	26,468
Daelim Industrial Co. Ltd.	137	10,022
DB Insurance Co. Ltd.	302	11,097
Douzone Bizon Co. Ltd.	194	16,495
E-MART, Inc.	89	8,991
Fila Holdings Corp.	235	6,865
GS Engineering & Construction Corp.	342	7,111
GS Retail Co. Ltd.	176	4,882
Hana Financial Group, Inc.	1,372	32,570
Hankook Tire & Technology Co. Ltd.	576	14,304
Hanmi Pharm. Co. Ltd.	77	19,867
Hanon Systems	837	9,089
Hanwha Solutions Corp.	647	21,759
HLB, Inc.*	265	19,364
Hotel Shilla Co. Ltd.	152	8,995
Hyundai Engineering & Construction Co. Ltd.	63	1,710
Hyundai Glovis Co. Ltd.	90	11,024
Hyundai Heavy Industries Holdings Co. Ltd.	3	571
Hyundai Mobis Co. Ltd.	308	58,079
Hyundai Motor Co.	689	102,373
Hyundai Steel Co.	525	11,093
Kakao Corp.	299	102,444
Kangwon Land, Inc.	553	9,613
KB Financial Group, Inc.	1,882	58,382
Kia Motors Corp.	1,249	44,633
KMW Co. Ltd.*	46	2,959
Korea Electric Power Corp.*	1,140	19,673
Korea Investment Holdings Co. Ltd.	206	10,561
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	196	14,223
Korea Zinc Co. Ltd.	28	9,393
KT&G Corp.	557	38,965
Kumho Petrochemical Co. Ltd.	50	4,230
LG Chem Ltd.	218	135,803
LG Corp.	468	32,582
LG Display Co. Ltd.*	1,200	14,749
LG Electronics, Inc.	470	33,314
LG Household & Health Care Ltd.	32	39,680
LG Innotek Co. Ltd.	88	10,742
LG Uplus Corp.	2,103	21,156
Lotte Chemical Corp.	94	14,995
Lotte Corp.	592	14,951
Mirae Asset Daewoo Co. Ltd.	1,783	13,959
NAVER Corp.	614	166,693
NCSoft Corp.	84	58,338
NH Investment & Securities Co. Ltd.	1,936	14,603
Orion Corp.	120	14,193
Ottogi Corp.	8	4,054
Pearl Abyss Corp.*	18	2,758
POSCO	373	57,933
POSCO Chemical Co. Ltd.	133	9,965
S-1 Corp.	77	5,652
Samsung Biologics Co. Ltd., 144A*	84	55,015
Samsung C&T Corp.	443	40,276
Samsung Card Co. Ltd.	213	5,155
Samsung Electro-Mechanics Co. Ltd.	153	16,035
Samsung Electronics Co. Ltd.	21,762	989,265
Samsung Fire & Marine Insurance Co. Ltd.	141	22,196
Samsung Heavy Industries Co. Ltd.*	3,422	14,865
Samsung Life Insurance Co. Ltd.	218	11,231

Samsung SDI Co. Ltd.	274	104,373
Samsung SDS Co. Ltd.	156	20,684
Samsung Securities Co. Ltd.	383	9,721
Seegene, Inc.	85	18,819
Shin Poong Pharmaceutical Co. Ltd.*	159	18,271
Shinhan Financial Group Co. Ltd.	1,563	39,013
Shinsegae, Inc.	19	3,247
SK Holdings Co. Ltd.	187	33,688
SK Hynix, Inc.	2,680	169,432
SK Innovation Co. Ltd.	256	31,248
SK Telecom Co. Ltd.	150	31,316
S-Oil Corp.	231	10,987
Woori Financial Group, Inc.	2,564	18,260
Yuhan Corp.	195	10,998

(Cost $2,281,908)		3,284,015

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	1,094	26,789
Aena SME SA, 144A*	316	47,175
Amadeus IT Group SA	1,897	106,194
Banco Bilbao Vizcaya Argentaria SA	26,519	77,629
Banco Santander SA	2,980	6,654
Banco Santander SA	78,235	173,914
Bankinter SA	3,249	17,475
CaixaBank SA	17,119	37,630
Cellnex Telecom SA, 144A*	1,682	107,747
Enagas SA	1,690	41,324
Endesa SA	1,532	42,469
Ferrovial SA	2,382	63,617
Grifols SA(b)	1,492	40,435
Iberdrola SA	27,041	340,442
Industria de Diseno Textil SA	4,907	137,903
Mapfre SA	3,717	7,044
Naturgy Energy Group SA	1,538	29,660
Red Electrica Corp. SA	1,996	38,170
Repsol SA	7,619	60,208
Siemens Gamesa Renewable Energy SA	1,158	31,010
Telefonica SA	23,458	92,687

(Cost $2,110,719)		1,526,176

Sweden - 1.9%
Alfa Laval AB*	1,392	34,020
Assa Abloy AB, Class B	4,757	109,991
Atlas Copco AB, Class A	3,199	147,897
Atlas Copco AB, Class B	1,571	63,078
Boliden AB	1,411	42,070
Electrolux AB, Series B	1,231	26,670
Epiroc AB, Class A	3,105	46,217
Epiroc AB, Class B	2,275	32,705
EQT AB	900	16,596
Essity AB, Class B*	2,602	89,523
Evolution Gaming Group AB, 144A	612	45,834
Hennes & Mauritz AB, Class B	3,960	63,133
Hexagon AB, Class B*	1,259	91,174
Husqvarna AB, Class B	2,022	21,969
ICA Gruppen AB	364	17,851
Industrivarden AB, Class C*	241	6,350
Investment AB Latour, Class B	711	15,856
Investor AB, Class B	2,156	137,439
Kinnevik AB, Class B(b)	1,114	43,022
L E Lundbergforetagen AB, Class B*	73	3,334
Lundin Energy AB	913	22,314
Nibe Industrier AB, Class B*	1,502	42,196
Sandvik AB*	5,437	106,731
Securitas AB, Class B*	1,506	21,433
Skandinaviska Enskilda Banken AB, Class A*	7,683	76,157
Skanska AB, Class B*	1,656	33,733
SKF AB, Class B	1,786	35,638
Svenska Cellulosa AB SCA, Class B*	1,689	21,762
Svenska Handelsbanken AB, Class A*	7,035	70,774
Swedbank AB, Class A*	4,330	73,396
Swedish Match AB	721	54,731
Tele2 AB, Class B	2,449	34,697
Telefonaktiebolaget LM Ericsson, Class B	13,723	159,048
Telia Co. AB	10,757	41,425
Volvo AB, Class B*	7,113	135,931

(Cost $1,733,983)		1,984,695

Switzerland - 6.6%
ABB Ltd.	8,821	224,148
Adecco Group AG	640	33,460
Alcon, Inc.*	2,370	134,657
Baloise Holding AG	227	35,282
Barry Callebaut AG	11	24,338
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	85,126
Cie Financiere Richemont SA, Class A	2,411	159,391
Clariant AG	1,081	22,482
Coca-Cola HBC AG*	762	20,311
Credit Suisse Group AG	11,615	127,644
EMS-Chemie Holding AG(b)	40	36,042
Geberit AG	171	98,482
Givaudan SA	43	180,287
Glencore PLC*	47,832	108,173
Julius Baer Group Ltd.	1,101	52,739
Kuehne + Nagel International AG*	277	53,641
LafargeHolcim Ltd.*	2,504	118,836
Logitech International SA	790	58,397
Lonza Group AG	323	200,243
Nestle SA	13,759	1,652,389
Novartis AG	10,257	885,509
Partners Group Holding AG	85	86,302
Roche Holding AG	3,249	1,134,697
Schindler Holding AG	90	23,676

Schindler Holding AG Participation Certificates	147	39,208
SGS SA	29	75,006
Sika AG	637	152,635
Sonova Holding AG*	254	59,317
STMicroelectronics NV	3,192	96,029
Straumann Holding AG	49	48,179
Swatch Group AG - Bearer	113	23,876
Swatch Group AG - Registered	250	9,857
Swiss Life Holding AG	139	56,095
Swiss Prime Site AG	289	26,008
Swiss Re AG	1,340	107,680
Swisscom AG	102	56,419
Temenos AG	312	50,323
UBS Group AG	16,297	198,045
Vifor Pharma AG	313	46,208
Zurich Insurance Group AG	724	267,510

(Cost $5,749,759)		6,868,647

Taiwan - 3.6%
Accton Technology Corp.	3,588	28,614
Acer, Inc.	17,300	13,767
Advantech Co. Ltd.	1,677	17,346
ASE Technology Holding Co. Ltd.	15,324	31,963
Asia Cement Corp.	10,572	15,313
Asustek Computer, Inc.	3,006	24,895
AU Optronics Corp.*	38	14
Catcher Technology Co. Ltd.	2,947	20,138
Cathay Financial Holding Co. Ltd.	36,680	49,817
Chailease Holding Co. Ltd.	8,999	39,717
Chang Hwa Commercial Bank Ltd.	22,135	13,768
Cheng Shin Rubber Industry Co. Ltd.	9,594	11,771
Chicony Electronics Co. Ltd.	2,237	6,747
China Development Financial Holding Corp.	82,293	23,952
China Life Insurance Co. Ltd.	8,087	5,664
China Steel Corp.	57,891	39,263
Chunghwa Telecom Co. Ltd.	18,049	66,742
Compal Electronics, Inc.	22,036	13,894
CTBC Financial Holding Co. Ltd.	88,638	57,246
Delta Electronics, Inc.	9,424	60,704
E.Sun Financial Holding Co. Ltd.	57,445	53,252
Eclat Textile Co. Ltd.	1,246	16,455
Eva Airways Corp.	10,317	4,044
Far Eastern New Century Corp.	15,056	13,572
Far EasTone Telecommunications Co. Ltd.	8,778	18,339
Feng TAY Enterprise Co. Ltd.	2,565	14,905
First Financial Holding Co. Ltd.	52,734	38,192
Formosa Chemicals & Fibre Corp.	16,679	38,540
Formosa Petrochemical Corp.	6,632	18,534
Formosa Plastics Corp.	15,851	42,246
Foxconn Technology Co. Ltd.	4,226	7,518
Fubon Financial Holding Co. Ltd.	24,137	35,208
Giant Manufacturing Co. Ltd.	1,780	18,503
Globalwafers Co. Ltd.	1,495	20,075
Highwealth Construction Corp.	7,468	11,810
Hiwin Technologies Corp.	977	10,722
Hon Hai Precision Industry Co. Ltd.	53,547	140,339
Hotai Motor Co. Ltd.	1,440	29,299
Hua Nan Financial Holdings Co. Ltd.	48,213	29,659
Innolux Corp.*	64,000	19,893
Inventec Corp.	13,870	10,754
Largan Precision Co. Ltd.	514	59,298
Lite-On Technology Corp.	9,228	14,593
MediaTek, Inc.	7,326	138,822
Mega Financial Holding Co. Ltd.	48,091	47,941
Micro-Star International Co. Ltd.	1,704	7,869
Nan Ya Plastics Corp.	22,998	48,204
Nanya Technology Corp.	6,135	10,852
Nien Made Enterprise Co. Ltd.	661	7,614
Novatek Microelectronics Corp.	2,453	20,064
Pegatron Corp.	9,622	20,496
Phison Electronics Corp.	756	7,137
Pou Chen Corp.	11,351	10,716
Powertech Technology, Inc.	1,605	4,726
President Chain Store Corp.	2,432	22,379
Quanta Computer, Inc.	11,867	31,142
Realtek Semiconductor Corp.	1,529	19,802
Ruentex Development Co. Ltd.	3,777	5,561
Shanghai Commercial & Savings Bank Ltd.	12,910	18,392
Shin Kong Financial Holding Co. Ltd.	39,103	11,061
SinoPac Financial Holdings Co. Ltd.	49,994	18,402
Standard Foods Corp.	2,737	5,942
Synnex Technology International Corp.	7,783	11,592
Taishin Financial Holding Co. Ltd.	45,305	20,459
Taiwan Business Bank	20,606	7,023
Taiwan Cement Corp.	25,240	36,903
Taiwan Cooperative Financial Holding Co. Ltd.	24,321	16,619
Taiwan High Speed Rail Corp.	9,687	10,730
Taiwan Mobile Co. Ltd.	5,645	19,528
Taiwan Semiconductor Manufacturing Co. Ltd.	114,840	1,669,283
Uni-President Enterprises Corp.	23,134	52,510
United Microelectronics Corp.	70,047	50,611
Vanguard International Semiconductor Corp.	4,827	15,382
Walsin Technology Corp.	2,110	11,506
Win Semiconductors Corp.	2,133	20,791
Wistron Corp.	8,893	9,668
WPG Holdings Ltd.	10,759	15,071
Yageo Corp.	914	10,373
Yuanta Financial Holding Co. Ltd.	47,716	29,923
Zhen Ding Technology Holding Ltd.	2,151	9,017

(Cost $2,182,706)		3,681,196

Thailand - 0.6%
Advanced Info Service PCL, NVDR	5,800	34,104
Airports of Thailand PCL, NVDR	21,100	37,966
Bangkok Bank PCL, NVDR	900	3,080
Bangkok Dusit Medical Services PCL, NVDR	49,000	32,748
Bangkok Expressway & Metro PCL, NVDR	52,300	15,208
Berli Jucker PCL, NVDR	5,900	7,014
BTS Group Holdings PCL, NVDR	37,600	12,564
Bumrungrad Hospital PCL, NVDR	2,200	7,811
Central Pattana PCL, NVDR	12,900	19,481
Central Retail Corp. PCL, NVDR*	8,100	7,743
Charoen Pokphand Foods PCL, NVDR	18,500	19,170
CP ALL PCL, NVDR	29,800	60,802
Electricity Generating PCL, NVDR	1,600	11,413
Energy Absolute PCL, NVDR	8,000	10,796
Global Power Synergy PCL, Class F	7,000	14,395
Gulf Energy Development PCL, NVDR	14,100	14,271
Home Product Center PCL, NVDR	24,400	11,682
Indorama Ventures PCL, NVDR	8,500	6,473
Intouch Holdings PCL, NVDR	11,900	20,839
IRPC PCL, NVDR	109,429	8,228
Kasikornbank PCL, NVDR	9,900	26,800
Krung Thai Bank PCL, NVDR	21,100	6,474
Land & Houses PCL, NVDR	43,100	10,248
Minor International PCL, NVDR*	14,200	10,220
PTT Exploration & Production PCL, NVDR	7,000	20,018
PTT Global Chemical PCL, NVDR	6,800	10,105
PTT PCL, NVDR	56,400	65,239
Ratch Group PCL, NVDR	3,600	6,478
Siam Cement PCL	700	7,962
Siam Cement PCL, NVDR	3,300	37,535
Siam Commercial Bank PCL, NVDR	1,200	2,795
Thai Oil PCL, NVDR	8,600	11,468
Thai Union Group PCL, NVDR	16,300	7,385
True Corp. PCL, NVDR	53,100	5,664

(Cost $707,632)		584,179

Turkey - 0.1%
Akbank T.A.S.*	20,493	13,651
Aselsan Elektronik Sanayi Ve Ticaret AS	6,667	14,749
BIM Birlesik Magazalar AS	2,007	18,550
Eregli Demir ve Celik Fabrikalari TAS	6,865	8,154
Ford Otomotiv Sanayi AS	235	2,705
KOC Holding AS	4,072	8,265
Tupras Turkiye Petrol Rafinerileri AS*	1,362	14,843
Turkcell Iletisim Hizmetleri AS	4,713	9,194
Turkiye Garanti Bankasi AS*	11,239	10,349
Yapi ve Kredi Bankasi AS*	41,630	11,512

(Cost $159,627)		111,972

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	20,011
Aldar Properties PJSC	5,899	3,260
Dubai Islamic Bank PJSC	16,461	18,374
Emaar Properties PJSC*	14,089	11,047
Emirates NBD Bank PJSC	12,156	35,742
Emirates Telecommunications Group Co. PJSC	8,214	37,032
First Abu Dhabi Bank PJSC	13,009	40,587
NMC Health PLC*(d)	462	0

(Cost $212,533)		166,053

United Kingdom - 8.0%
3i Group PLC	4,204	52,713
Admiral Group PLC	759	26,755
Anglo American PLC	5,692	139,439
Ashtead Group PLC	2,107	73,371
Associated British Foods PLC	2,052	56,122
AstraZeneca PLC	6,039	673,258
Auto Trader Group PLC, 144A	4,470	33,653
AVEVA Group PLC	350	23,730
Aviva PLC	17,216	65,059
BAE Systems PLC	13,498	93,754
Barclays PLC*	79,334	118,733
Barratt Developments PLC	4,132	29,009
Berkeley Group Holdings PLC	614	37,419
BP PLC	91,472	323,051
British American Tobacco PLC	10,990	372,047
British Land Co. PLC REIT	3,162	15,458
BT Group PLC	39,394	55,109
Bunzl PLC	1,660	53,744
Burberry Group PLC	1,678	32,401
CNH Industrial NV*	4,084	32,332
Coca-Cola European Partners PLC	1,115	45,893
Compass Group PLC	7,611	124,174
Croda International PLC	591	46,611
Diageo PLC	10,998	368,936
Direct Line Insurance Group PLC	5,192	20,467
Evraz PLC	4,149	17,981
Ferguson PLC	1,070	105,501
Fiat Chrysler Automobiles NV*	5,300	58,384
GlaxoSmithKline PLC	23,563	463,649
Halma PLC	1,472	43,644
Hargreaves Lansdown PLC	1,225	26,471
HSBC Holdings PLC	93,921	414,500
Imperial Brands PLC	4,283	71,738
Informa PLC*	8,886	49,105
InterContinental Hotels Group PLC*	952	56,070
Intertek Group PLC	747	58,675
J Sainsbury PLC	6,480	15,921
JD Sports Fashion PLC	1,449	14,058
Johnson Matthey PLC	746	23,684
Kingfisher PLC	8,017	28,967
Land Securities Group PLC REIT	4,726	36,521
Legal & General Group PLC	26,605	77,281
Lloyds Banking Group PLC*	336,422	127,494

London Stock Exchange Group PLC	1,489	175,157
M&G PLC	9,486	21,937
Melrose Industries PLC	19,326	26,299
Mondi PLC	2,289	44,704
National Grid PLC	16,130	181,809
Natwest Group PLC*	19,640	29,614
Next PLC	747	60,293
Ocado Group PLC*	1,715	57,244
Pearson PLC	2,872	21,476
Persimmon PLC	1,358	47,561
Prudential PLC	11,673	190,602
Reckitt Benckiser Group PLC	3,310	332,291
RELX PLC	9,088	206,826
Rentokil Initial PLC*	8,893	63,362
Rio Tinto Ltd.	1,751	126,562
Rio Tinto PLC	5,303	328,565
Rolls-Royce Holdings PLC*	7,880	25,397
RSA Insurance Group PLC	6,580	39,520
Sage Group PLC	5,204	51,520
Schroders PLC	575	22,275
Segro PLC REIT	5,290	67,376
Severn Trent PLC	771	24,034
Smith & Nephew PLC	4,234	86,114
Smiths Group PLC	2,030	38,045
Spirax-Sarco Engineering PLC	348	47,659
SSE PLC	5,519	92,883
St James’s Place PLC	2,122	27,793
Standard Chartered PLC*	12,040	63,155
Standard Life Aberdeen PLC	9,570	30,344
Taylor Wimpey PLC	13,121	21,486
Tesco PLC	43,198	126,288
Unilever NV	6,627	383,633
Unilever PLC	5,436	324,089
United Utilities Group PLC	2,730	30,333
Vodafone Group PLC	125,241	186,568
Whitbread PLC	821	27,755
Wm Morrison Supermarkets PLC	9,498	24,415
WPP PLC	5,309	45,817

(Cost $9,674,813)		8,303,683

United States - 0.0%
Bausch Health Cos., Inc.*
(Cost $27,271)	1,490	24,731

TOTAL COMMON STOCKS (Cost $92,257,520)		100,676,035

PREFERRED STOCKS - 1.0%
Brazil - 0.4%
Banco Bradesco SA	21,218	80,325
Centrais Eletricas Brasileiras SA, Class B	2,235	14,642
Cia Paranaense de Energia	1,364	15,382
Gerdau SA	4,941	17,217
Itau Unibanco Holding SA	18,870	81,115
Itausa SA	20,572	35,410
Lojas Americanas SA	5,307	31,260
Petroleo Brasileiro SA	24,809	99,127
Telefonica Brasil SA	1,890	16,504

(Cost $414,621)		390,982

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $8,915)	457	14,285

Colombia - 0.0%
Bancolombia SA
(Cost $24,333)	2,600	18,570

Germany - 0.4%
Bayerische Motoren Werke AG	180	10,118
FUCHS PETROLUB SE	375	17,730
Henkel AG & Co. KGaA	815	83,214
Porsche Automobil Holding SE*	763	46,710
Sartorius AG	161	68,206
Volkswagen AG*	803	133,524

(Cost $365,760)		359,502

Russia - 0.0%
Surgutneftegas PJSC
(Cost $18,861)	34,590	17,327

South Korea - 0.2%
AMOREPACIFIC Group	10	284
Hyundai Motor Co. - 2nd Preferred	171	12,725
LG Chem Ltd.	27	8,523
LG Household & Health Care Ltd.	22	12,983
Samsung Electronics Co. Ltd.	4,131	165,184

(Cost $108,060)		199,699

TOTAL PREFERRED STOCKS (Cost $940,550)		1,000,365

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $132)	INR 9,360	134

	Number of Shares
RIGHTS - 0.0%
Australia - 0.0%
Sydney Airport*, expires 9/7/20	1,031	882
Tabcorp Holdings Ltd.*, expires 9/16/20	910	249

(Cost $0)		1,131

China - 0.0%
Zhengqi Financial Holding Corp.*(d)
(Cost $0)	271	0

Thailand - 0.0%
Gulf Energy Development PCL*, expires 9/23/20
(Cost $0)	1,410	68

TOTAL RIGHTS (Cost $0)		1,199

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21	3,710	106
Minor International PCL*, expires 7/31/23	645	204

TOTAL WARRANTS (Cost $0)		310

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(e)(f) (Cost $1,035,907)	1,035,907	1,035,907

CASH EQUIVALENTS - 1.5%
DWS Government Money Market Series “Institutional Shares”, 0.06%(e) (Cost $1,584,582)	1,584,582	1,584,582

TOTAL INVESTMENTS - 100.7% (Cost $95,818,691)		$104,298,532
Other assets and liabilities, net - (0.7%)		(751,008)

NET ASSETS - 100.0%		$103,547,524

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(c)
82,252	2,541	(4,901)	698	11,144	—	—	9,579	91,734
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(e)(f)
1,267,996	—	(232,089)(g)	—	—	136	—	1,035,907	1,035,907
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 0.06%(e)
1,949,518	6,630,697	(6,995,633)	—	—	322	—	1,584,582	1,584,582

3,299,766	6,633,238	(7,232,623)	698	11,144	458	—	2,630,068	2,712,223

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,144,500, which is 1.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $183,280.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$17,966,472	17.7%
Consumer Discretionary	13,658,292	13.4
Industrials	11,736,727	11.5
Information Technology	11,535,988	11.4
Health Care	10,427,453	10.3
Consumer Staples	9,801,108	9.6
Materials	8,034,854	8.0
Communication Services	7,642,408	7.5
Energy	4,618,330	4.5
Utilities	3,423,006	3.3
Real Estate	2,833,405	2.8

Total	$101,678,043	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MINI S&P/TSX 60 Futures	CAD	2	$72,399	$75,823	9/17/2020	$3,424
MSCI EAFE Futures	USD	12	1,118,669	1,140,060	9/18/2020	21,391
MSCI Emerging Markets Index Futures	USD	9	485,990	495,180	9/18/2020	9,190

Total unrealized appreciation						$34,005

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	9/3/2020	AED	669,700	USD	182,316	$—	$(6)
JP Morgan & Chase Co.	9/3/2020	AUD	2,959,200	USD	2,122,368	$—	$(60,216)
RBC Capital Markets	9/3/2020	AUD	3,326,200	USD	2,385,594	—	(67,673)
JP Morgan & Chase Co.	9/3/2020	BRL	3,906,200	USD	751,207	38,270	—
RBC Capital Markets	9/3/2020	BRL	1,141,000	USD	219,149	10,900	—
RBC Capital Markets	9/3/2020	BRL	3,754,600	USD	720,457	35,190	—
Citigroup Global Markets	9/3/2020	CAD	2,802,900	USD	2,092,649	—	(56,256)
JP Morgan & Chase Co.	9/3/2020	CAD	649,000	USD	484,537	—	(13,033)
JP Morgan & Chase Co.	9/3/2020	CAD	2,548,900	USD	1,903,002	—	(51,168)
RBC Capital Markets	9/3/2020	CAD	2,877,500	USD	2,148,339	—	(57,759)
Citigroup Global Markets	9/3/2020	CHF	2,800,400	USD	3,079,291	—	(18,944)
JP Morgan & Chase Co.	9/3/2020	CHF	1,620,600	USD	1,782,901	—	(10,057)
RBC Capital Markets	9/3/2020	CHF	1,797,100	USD	1,977,116	—	(11,113)
Citigroup Global Markets	9/3/2020	CLP	102,090,400	USD	134,917	3,610	—
JP Morgan & Chase Co.	9/3/2020	CLP	13,480,400	USD	17,828	489	—
JP Morgan & Chase Co.	9/3/2020	CNH	1,126,000	USD	161,065	—	(3,266)
JP Morgan & Chase Co.	9/3/2020	CNH	8,702,300	USD	1,244,920	—	(25,112)
Citigroup Global Markets	9/3/2020	COP	332,003,700	USD	88,844	114	—
JP Morgan & Chase Co.	9/3/2020	COP	23,380,500	USD	6,251	3	—
Citigroup Global Markets	9/3/2020	CZK	1,161,500	USD	52,290	—	(480)
JP Morgan & Chase Co.	9/3/2020	DKK	2,498,000	USD	396,818	—	(3,675)
RBC Capital Markets	9/3/2020	DKK	7,288,200	USD	1,157,781	—	(10,704)
Citigroup Global Markets	9/3/2020	EGP	632,000	USD	39,316	—	(526)
Citigroup Global Markets	9/3/2020	EUR	5,908,900	USD	6,991,647	—	(60,225)
JP Morgan & Chase Co.	9/3/2020	EUR	5,917,800	USD	7,001,988	—	(60,506)
RBC Capital Markets	9/3/2020	EUR	6,076,000	USD	7,189,275	—	(62,020)
Citigroup Global Markets	9/3/2020	GBP	1,569,500	USD	2,058,854	—	(39,223)
JP Morgan & Chase Co.	9/3/2020	GBP	3,682,500	USD	4,833,981	—	(88,715)
RBC Capital Markets	9/3/2020	GBP	2,001,100	USD	2,626,826	—	(48,206)
JP Morgan & Chase Co.	9/3/2020	HKD	43,326,500	USD	5,590,408	169	—
RBC Capital Markets	9/3/2020	HKD	3,309,000	USD	426,980	33	—
RBC Capital Markets	9/3/2020	HKD	24,101,200	USD	3,109,792	114	—
Citigroup Global Markets	9/3/2020	HUF	5,831,900	USD	20,016	443	—
JP Morgan & Chase Co.	9/3/2020	HUF	16,042,500	USD	55,048	1,206	—
JP Morgan & Chase Co.	9/3/2020	IDR	4,195,241,900	USD	284,520	—	(3,484)
RBC Capital Markets	9/3/2020	IDR	1,679,087,700	USD	113,836	—	(1,433)
Citigroup Global Markets	9/3/2020	ILS	708,300	USD	208,278	—	(2,883)
RBC Capital Markets	9/3/2020	ILS	165,000	USD	48,518	—	(672)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2020	INR	173,069,100	USD	2,305,590	$—	$(44,881)
JP Morgan & Chase Co.	9/3/2020	INR	10,378,000	USD	138,053	—	(2,892)
Citigroup Global Markets	9/3/2020	JPY	564,119,800	USD	5,337,166	10,789	—
JP Morgan & Chase Co.	9/3/2020	JPY	592,177,300	USD	5,602,567	11,273	—
RBC Capital Markets	9/3/2020	JPY	548,847,500	USD	5,192,625	10,448	—
Citigroup Global Markets	9/3/2020	KRW	1,189,186,700	USD	998,369	—	(2,715)
JP Morgan & Chase Co.	9/3/2020	KRW	1,900,661,000	USD	1,595,719	—	(4,299)
RBC Capital Markets	9/3/2020	KRW	892,629,400	USD	749,586	—	(1,849)
RBC Capital Markets	9/3/2020	KRW	178,029,000	USD	149,266	—	(603)
Citigroup Global Markets	9/3/2020	MXN	9,408,000	USD	422,338	—	(7,447)
JP Morgan & Chase Co.	9/3/2020	MXN	968,700	USD	43,479	—	(774)
RBC Capital Markets	9/3/2020	MXN	2,305,000	USD	103,458	—	(1,841)
RBC Capital Markets	9/3/2020	MYR	2,370,900	USD	558,516	—	(10,593)
Citigroup Global Markets	9/3/2020	NOK	3,744,900	USD	412,057	—	(16,642)
JP Morgan & Chase Co.	9/3/2020	NZD	13,300	USD	8,860	—	(99)
RBC Capital Markets	9/3/2020	NZD	256,100	USD	170,607	—	(1,901)
JP Morgan & Chase Co.	9/3/2020	PHP	561,200	USD	11,420	—	(152)
RBC Capital Markets	9/3/2020	PHP	13,280,600	USD	270,184	—	(3,682)
Citigroup Global Markets	9/3/2020	PLN	654,500	USD	175,427	—	(2,289)
JP Morgan & Chase Co.	9/3/2020	PLN	54,900	USD	14,715	—	(192)
Citigroup Global Markets	9/3/2020	QAR	858,700	USD	235,842	—	(2)
Citigroup Global Markets	9/3/2020	RUB	37,921,400	USD	509,371	—	(2,410)
JP Morgan & Chase Co.	9/3/2020	RUB	32,394,000	USD	435,016	—	(2,168)
JP Morgan & Chase Co.	9/3/2020	SEK	8,742,500	USD	1,000,128	—	(10,626)
RBC Capital Markets	9/3/2020	SEK	9,154,900	USD	1,047,298	—	(11,135)
JP Morgan & Chase Co.	9/3/2020	SGD	795,900	USD	580,428	—	(4,557)
RBC Capital Markets	9/3/2020	SGD	212,300	USD	154,822	—	(1,218)
JP Morgan & Chase Co.	9/3/2020	THB	19,894,900	USD	636,445	—	(2,792)
JP Morgan & Chase Co.	9/3/2020	TRY	911,400	USD	127,025	2,992	—
Citigroup Global Markets	9/3/2020	TWD	13,051,000	USD	445,914	1,112	—
Citigroup Global Markets	9/3/2020	TWD	20,881,500	USD	714,085	2,407	—
JP Morgan & Chase Co.	9/3/2020	TWD	21,134,600	USD	723,169	2,864	—
RBC Capital Markets	9/3/2020	TWD	62,074,900	USD	2,125,125	9,503	—
Citigroup Global Markets	9/3/2020	USD	182,323	AED	669,700	—	(1)
JP Morgan & Chase Co.	9/3/2020	USD	2,188,476	AUD	2,959,200	—	(5,893)
RBC Capital Markets	9/3/2020	USD	2,459,898	AUD	3,326,200	—	(6,630)
JP Morgan & Chase Co.	9/3/2020	USD	713,578	BRL	3,906,200	—	(641)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	9/3/2020	USD	892,381	BRL	4,895,600	$1,136	$—
Citigroup Global Markets	9/3/2020	USD	2,151,195	CAD	2,802,900	—	(2,291)
JP Morgan & Chase Co.	9/3/2020	USD	81,555	CAD	109,000	2,012	—
JP Morgan & Chase Co.	9/3/2020	USD	2,370,714	CAD	3,088,900	—	(2,541)
RBC Capital Markets	9/3/2020	USD	2,208,470	CAD	2,877,500	—	(2,372)
Citigroup Global Markets	9/3/2020	USD	3,110,104	CHF	2,800,400	—	(11,869)
JP Morgan & Chase Co.	9/3/2020	USD	1,799,767	CHF	1,620,600	—	(6,809)
RBC Capital Markets	9/3/2020	USD	1,995,835	CHF	1,797,100	—	(7,606)
Citigroup Global Markets	9/3/2020	USD	131,633	CLP	102,090,400	—	(326)
JP Morgan & Chase Co.	9/3/2020	USD	17,370	CLP	13,480,400	—	(32)
JP Morgan & Chase Co.	9/3/2020	USD	1,434,966	CNH	9,828,300	—	(604)
Citigroup Global Markets	9/3/2020	USD	88,535	COP	332,003,700	195	—
JP Morgan & Chase Co.	9/3/2020	USD	6,214	COP	23,380,500	35	—
Citigroup Global Markets	9/3/2020	USD	52,866	CZK	1,161,500	—	(96)
JP Morgan & Chase Co.	9/3/2020	USD	401,308	DKK	2,498,000	—	(815)
RBC Capital Markets	9/3/2020	USD	1,170,899	DKK	7,288,200	—	(2,414)
Citigroup Global Markets	9/3/2020	USD	39,874	EGP	632,000	—	(32)
Citigroup Global Markets	9/3/2020	USD	7,066,956	EUR	5,908,900	—	(15,083)
JP Morgan & Chase Co.	9/3/2020	USD	7,077,393	EUR	5,917,800	—	(14,899)
RBC Capital Markets	9/3/2020	USD	182,614	EUR	155,000	2,368	—
RBC Capital Markets	9/3/2020	USD	7,081,415	EUR	5,921,000	—	(15,103)
Citigroup Global Markets	9/3/2020	USD	337,373	GBP	257,000	6,180	—
Citigroup Global Markets	9/3/2020	USD	1,757,411	GBP	1,312,500	—	(2,886)
JP Morgan & Chase Co.	9/3/2020	USD	4,930,683	GBP	3,682,500	—	(7,988)
RBC Capital Markets	9/3/2020	USD	2,679,403	GBP	2,001,100	—	(4,371)
JP Morgan & Chase Co.	9/3/2020	USD	110,980	HKD	860,000	—	(18)
JP Morgan & Chase Co.	9/3/2020	USD	5,479,442	HKD	42,466,500	—	(165)
RBC Capital Markets	9/3/2020	USD	3,536,732	HKD	27,410,200	—	(107)
Citigroup Global Markets	9/3/2020	USD	19,652	HUF	5,831,900	—	(79)
JP Morgan & Chase Co.	9/3/2020	USD	54,059	HUF	16,042,500	—	(217)
JP Morgan & Chase Co.	9/3/2020	USD	287,503	IDR	4,195,241,900	500	—
RBC Capital Markets	9/3/2020	USD	115,085	IDR	1,679,087,700	185	—
Citigroup Global Markets	9/3/2020	USD	211,322	ILS	708,300	—	(162)
RBC Capital Markets	9/3/2020	USD	49,228	ILS	165,000	—	(38)
JP Morgan & Chase Co.	9/3/2020	USD	2,492,657	INR	183,447,100	—	(1,242)
Citigroup Global Markets	9/3/2020	USD	5,319,727	JPY	564,119,800	6,650	—
JP Morgan & Chase Co.	9/3/2020	USD	91,339	JPY	9,663,000	—	(101)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2020	USD	5,493,086	JPY	582,514,300	$6,970	$—
RBC Capital Markets	9/3/2020	USD	5,175,683	JPY	548,847,500	6,494	—
Citigroup Global Markets	9/3/2020	USD	1,001,151	KRW	1,189,186,700	—	(67)
JP Morgan & Chase Co.	9/3/2020	USD	1,599,883	KRW	1,900,661,000	135	—
RBC Capital Markets	9/3/2020	USD	901,000	KRW	1,070,658,400	304	—
Citigroup Global Markets	9/3/2020	USD	429,811	MXN	9,408,000	—	(26)
JP Morgan & Chase Co.	9/3/2020	USD	44,261	MXN	968,700	—	(8)
RBC Capital Markets	9/3/2020	USD	105,306	MXN	2,305,000	—	(7)
RBC Capital Markets	9/3/2020	USD	569,928	MYR	2,370,900	—	(819)
Citigroup Global Markets	9/3/2020	USD	431,548	NOK	3,744,900	—	(2,849)
JP Morgan & Chase Co.	9/3/2020	USD	8,989	NZD	13,300	—	(31)
RBC Capital Markets	9/3/2020	USD	173,098	NZD	256,100	—	(589)
JP Morgan & Chase Co.	9/3/2020	USD	11,590	PHP	561,200	—	(17)
RBC Capital Markets	9/3/2020	USD	274,336	PHP	13,280,600	—	(471)
Citigroup Global Markets	9/3/2020	USD	178,410	PLN	654,500	—	(694)
JP Morgan & Chase Co.	9/3/2020	USD	14,965	PLN	54,900	—	(58)
Citigroup Global Markets	9/3/2020	USD	235,842	QAR	858,700	2	—
Citigroup Global Markets	9/3/2020	USD	511,914	RUB	37,921,400	—	(133)
JP Morgan & Chase Co.	9/3/2020	USD	437,339	RUB	32,394,000	—	(155)
JP Morgan & Chase Co.	9/3/2020	USD	1,013,629	SEK	8,742,500	—	(2,876)
RBC Capital Markets	9/3/2020	USD	1,061,468	SEK	9,154,900	—	(3,036)
JP Morgan & Chase Co.	9/3/2020	USD	585,393	SGD	795,900	—	(408)
RBC Capital Markets	9/3/2020	USD	156,149	SGD	212,300	—	(109)
JP Morgan & Chase Co.	9/3/2020	USD	640,634	THB	19,894,900	—	(1,397)
JP Morgan & Chase Co.	9/3/2020	USD	123,848	TRY	911,400	185	—
Citigroup Global Markets	9/3/2020	USD	1,155,216	TWD	33,932,500	1,264	—
JP Morgan & Chase Co.	9/3/2020	USD	719,353	TWD	21,134,600	951	—
RBC Capital Markets	9/3/2020	USD	2,113,548	TWD	62,074,900	2,075	—
JP Morgan & Chase Co.	9/3/2020	USD	425,364	ZAR	7,206,200	—	(394)
RBC Capital Markets	9/3/2020	USD	603,711	ZAR	10,229,000	—	(477)
JP Morgan & Chase Co.	9/3/2020	ZAR	7,206,200	USD	421,793	—	(3,178)
RBC Capital Markets	9/3/2020	ZAR	10,229,000	USD	598,700	—	(4,533)
JP Morgan & Chase Co.	10/5/2020	BRL	3,906,200	USD	712,942	727	—
RBC Capital Markets	10/5/2020	BRL	4,895,600	USD	891,584	—	(1,027)
Citigroup Global Markets	10/5/2020	CAD	254,000	USD	194,959	207	—
Citigroup Global Markets	10/5/2020	CAD	2,802,900	USD	2,151,405	2,314	—
JP Morgan & Chase Co.	10/5/2020	CAD	3,088,900	USD	2,370,934	2,556	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	10/5/2020	CAD	2,877,500	USD	2,208,662	$2,372	$—
Citigroup Global Markets	10/5/2020	CHF	2,800,400	USD	3,112,974	11,804	—
JP Morgan & Chase Co.	10/5/2020	CHF	1,620,600	USD	1,801,463	6,807	—
RBC Capital Markets	10/5/2020	CHF	1,797,100	USD	1,997,721	7,608	—
Citigroup Global Markets	10/5/2020	CLP	102,090,400	USD	131,626	319	—
JP Morgan & Chase Co.	10/5/2020	CLP	13,480,400	USD	17,368	30	—
Citigroup Global Markets	10/5/2020	COP	332,003,700	USD	88,343	—	(197)
JP Morgan & Chase Co.	10/5/2020	COP	23,380,500	USD	6,200	—	(35)
Citigroup Global Markets	10/5/2020	CZK	1,161,500	USD	52,873	95	—
JP Morgan & Chase Co.	10/5/2020	DKK	610,000	USD	98,055	198	—
JP Morgan & Chase Co.	10/5/2020	DKK	2,498,000	USD	401,534	801	—
RBC Capital Markets	10/5/2020	DKK	7,288,200	USD	1,171,576	2,392	—
Citigroup Global Markets	10/5/2020	EUR	662,000	USD	792,286	1,664	—
Citigroup Global Markets	10/5/2020	EUR	5,908,900	USD	7,071,860	14,898	—
JP Morgan & Chase Co.	10/5/2020	EUR	5,917,800	USD	7,082,393	14,802	—
RBC Capital Markets	10/5/2020	EUR	5,921,000	USD	7,086,271	14,857	—
Citigroup Global Markets	10/5/2020	GBP	1,312,500	USD	1,757,753	2,837	—
JP Morgan & Chase Co.	10/5/2020	GBP	3,682,500	USD	4,931,751	7,959	—
RBC Capital Markets	10/5/2020	GBP	2,001,100	USD	2,679,963	4,335	—
Citigroup Global Markets	10/5/2020	HUF	5,831,900	USD	19,649	79	—
JP Morgan & Chase Co.	10/5/2020	HUF	16,042,500	USD	54,053	217	—
JP Morgan & Chase Co.	10/5/2020	IDR	4,195,241,900	USD	286,717	—	(414)
RBC Capital Markets	10/5/2020	IDR	1,679,087,700	USD	114,849	—	(71)
Citigroup Global Markets	10/5/2020	JPY	564,119,800	USD	5,321,935	—	(6,746)
JP Morgan & Chase Co.	10/5/2020	JPY	582,514,300	USD	5,495,454	—	(6,982)
RBC Capital Markets	10/5/2020	JPY	70,543,000	USD	666,292	—	(58)
RBC Capital Markets	10/5/2020	JPY	548,847,500	USD	5,177,807	—	(6,612)
Citigroup Global Markets	10/5/2020	MXN	9,408,000	USD	428,201	107	—
JP Morgan & Chase Co.	10/5/2020	MXN	968,700	USD	44,088	9	—
RBC Capital Markets	10/5/2020	MXN	2,305,000	USD	104,887	2	—
RBC Capital Markets	10/5/2020	MYR	2,370,900	USD	569,859	1,447	—
Citigroup Global Markets	10/5/2020	NOK	3,744,900	USD	431,639	2,844	—
JP Morgan & Chase Co.	10/5/2020	NZD	13,300	USD	8,989	30	—
RBC Capital Markets	10/5/2020	NZD	256,100	USD	173,090	588	—
JP Morgan & Chase Co.	10/5/2020	PHP	561,200	USD	11,571	19	—
RBC Capital Markets	10/5/2020	PHP	13,280,600	USD	273,883	513	—
Citigroup Global Markets	10/5/2020	PLN	654,500	USD	178,444	697	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	10/5/2020	PLN	54,900	USD	14,967	$58	$—
Citigroup Global Markets	10/5/2020	RUB	37,921,400	USD	510,158	158	—
JP Morgan & Chase Co.	10/5/2020	RUB	32,394,000	USD	435,885	221	—
JP Morgan & Chase Co.	10/5/2020	SEK	1,010,000	USD	117,146	333	—
JP Morgan & Chase Co.	10/5/2020	SEK	8,742,500	USD	1,013,991	2,859	—
RBC Capital Markets	10/5/2020	SEK	9,154,900	USD	1,061,841	3,013	—
JP Morgan & Chase Co.	10/5/2020	SGD	795,900	USD	585,403	408	—
RBC Capital Markets	10/5/2020	SGD	212,300	USD	156,153	111	—
JP Morgan & Chase Co.	10/5/2020	THB	19,894,900	USD	639,452	294	—
JP Morgan & Chase Co.	10/5/2020	TRY	911,400	USD	122,309	—	(391)
JP Morgan & Chase Co.	10/5/2020	USD	159,374	GBP	119,000	—	(262)
JP Morgan & Chase Co.	10/5/2020	ZAR	7,206,200	USD	423,870	404	—
JP Morgan & Chase Co.	10/5/2020	ZAR	1,495,000	USD	87,901	48	—
RBC Capital Markets	10/5/2020	ZAR	10,229,000	USD	601,529	430	—
Citigroup Global Markets	10/6/2020	AED	669,700	USD	182,313	1	—
JP Morgan & Chase Co.	10/6/2020	AUD	2,959,200	USD	2,188,689	5,852	—
RBC Capital Markets	10/6/2020	AUD	3,326,200	USD	2,460,111	6,558	—
JP Morgan & Chase Co.	10/6/2020	HKD	42,466,500	USD	5,477,746	—	(112)
RBC Capital Markets	10/6/2020	HKD	3,618,000	USD	466,695	—	—
RBC Capital Markets	10/6/2020	HKD	27,410,200	USD	3,535,865	156	—
Citigroup Global Markets	10/6/2020	ILS	708,300	USD	211,404	153	—
RBC Capital Markets	10/6/2020	ILS	165,000	USD	49,243	31	—
JP Morgan & Chase Co.	10/6/2020	INR	183,447,100	USD	2,483,546	938	—
Citigroup Global Markets	10/6/2020	QAR	858,700	USD	235,874	5	—
Citigroup Global Markets	10/7/2020	EGP	632,000	USD	39,590	96	—
Citigroup Global Markets	10/7/2020	KRW	1,189,186,700	USD	1,001,108	—	(14)
JP Morgan & Chase Co.	10/7/2020	KRW	1,900,661,000	USD	1,599,816	—	(265)
RBC Capital Markets	10/7/2020	KRW	1,070,658,400	USD	900,974	—	(366)
RBC Capital Markets	10/7/2020	KRW	175,159,000	USD	147,620	162	—
Citigroup Global Markets	10/7/2020	TWD	33,932,500	USD	1,157,233	606	—
JP Morgan & Chase Co.	10/7/2020	TWD	21,134,600	USD	720,825	429	—
RBC Capital Markets	10/7/2020	TWD	62,074,900	USD	2,117,513	1,620	—
RBC Capital Markets	10/7/2020	USD	107,763	TWD	3,158,000	—	(119)
JP Morgan & Chase Co.	10/13/2020	CNH	9,828,300	USD	1,431,038	890	—
JP Morgan & Chase Co.	10/13/2020	CNH	1,069,000	USD	155,638	85	—

Total unrealized appreciation (depreciation)						$311,623	$(1,054,548)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$100,674,907	$—	$1,128	$100,676,035
Preferred Stocks(j)	1,000,365	—	—	1,000,365
Corporate Bonds	—	134	—	134
Rights(j)	249	950	0	1,199
Warrants	310	—	—	310
Short-Term Investments(j)	2,620,489	—	—	2,620,489
Derivatives(k)
Forward Foreign Currency Contracts	—	311,623	—	311,623
Futures Contracts	34,005	—	—	34,005

TOTAL	$104,330,325	$312,707	$1,128	$104,644,160

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(1,054,548)	$—	$(1,054,548)

TOTAL	$—	$(1,054,548)	$—	$(1,054,548)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.